1933 Act File No. 2-87746
                                              1940 Act File No. 811-3901


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____       [   ]
         Post-Effective Amendment No. 25         [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 22                        [ x ]

                            SENTRY VARIABLE ACCOUNT I
                                  (Registrant)

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                           220 Salina Meadows Parkway
                            Syracuse, New York 13212
                            Telephone (315) 453-6302


                               William M. O'Reilly
                    Sentry Life Insurance Company of New York
                             1800 North Point Drive
                             Stevens Point, WI 54481
                               (Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on April 30, 2004, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)

Item No.                                    Location

                                     PART A

 1   Cover Page                             Cover Page

 2   Definitions                            Definitions

 3   Synopsis                               Summary

 4   Condensed Financial Information        Condensed Financial
                                            Information

5   General Description of Registrant,      The Company; The Variable
     Depositor, and Portfolio Companies     Account; T. Rowe Price Fixed
                                            Income Series, Inc., T. Rowe Price
                                            Equity Series, Inc., T. Rowe Price
                                            International Series, Inc., Janus
                                            Aspen Series, and Vanguard Variable
                                            Insurance Fund

 6   Deductions and Expenses                Charges and Deductions

 7   General Description of Variable        The Contract
     Annuity Contracts

 8   Annuity Period                         Annuity Provisions

 9   Death Benefit                          The Contract; Annuity
                                            Provisions

10   Purchases and Contract Value           Purchases and Contract Value

11   Redemptions                            Purchases and Contract Value

12   Taxes                                  Federal Tax Status

13   Legal Proceedings                      Legal Proceedings

14   Table of Contents of the Statement     Table of Contents of the
     of Additional Information              Statement of Additional Information

                                     PART B

15   Cover Page                             Cover Page

16   Table of Contents                      Table of Contents

17   General Information and History        The Company

18   Services                               Not Applicable

19   Purchase of Securities Being Offered   Not Applicable

20   Underwriters                           Distribution of The Contract

21   Calculation of Performance Data        Yield Calculation for T. Rowe
                                            Price Prime Reserve Subaccount

22   Annuity Payments                       Amount of Annuity Payments

23   Financial Statements                   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

Home Office:                                      Annuity Service Office:
220 Salina Meadows Parkway                        P.O. Box 867
Syracuse, NY 13212                                Stevens Point, WI 54481
                                                  Telephone: (800) 533-7827

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT I
                                      and
                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK

The individual flexible purchase payment deferred variable annuity contract (the "ContractO) described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company of New York which has been designated Sentry Variable Account I (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series (Institutional Shares) ("Janus Aspen Series") and Vanguard Variable Insurance Fund. Through the Variable Account, you may invest in the following Portfolios:

Janus Aspen Series               T. Rowe Price Fixed Income Series, Inc.
--Balanced Portfolio             -- T. Rowe Price Prime Reserve Portfolio
--Growth Portfolio               -- T. Rowe Price Limited-Term Bond Portfolio
--Mid Cap Growth Portfolio
--Capital Appreciation Portfolio    T. Rowe Price Equity Series, Inc.
--Worldwide Growth Portfolio      -- T. Rowe Price Personal Strategy
                                        Balanced Portfolio
                                  -- T. Rowe Price Equity Income Portfolio
Vanguard Variable Insurance Fund -- T. Rowe Price Mid-Cap Growth Portfolio* --High Yield Bond Portfolio
--Balanced Portfolio             T. Rowe Price International Series, Inc.
--Equity Index Portfolio         -- T. Rowe Price International Stock Portfolio
--Mid-Cap Index Portfolio
--Small Company Growth Portfolio
--REIT Index Portfolio

*Closed to new Contract Owners as of April 30, 2004.

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

The Contract:
--      is not a bank deposit
--      is not federally insured
--      is not endorsed by any bank or government agency
--      is not guaranteed and may be subject to loss of principal

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 2004, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 33 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

Prospectuses for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund accompany this Prospectus.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This Prospectus and the Statement of Additional Information are dated May 1,
2004.

                               TABLE OF CONTENTS

                                                              Page
Definitions                                                     5
Summary                                                         6
Fee Tables                                                      7
Condensed Financial Information                                 9
Performance Information                                        11
Financial Statements                                           11
The Company                                                    11
The Variable Account                                           11
T. Rowe Price Fixed Income Series, Inc.                        12
T. Rowe Price Equity Series, Inc.                              12
T. Rowe Price International Series, Inc.                       12
Janus Aspen Series                                             12
Vanguard Variable Insurance Fund                               12
Variable Account Voting Rights                                 15
Adding, Deleting, or Substituting Portfolios                   15
Charges and Deductions                                         15
Contingent Deferred Sales Charge                               15
Reduction or Elimination of Contingent Deferred Sales Charge   17
Deduction for Mortality and Expense Risk Premium               17
Deduction for Contract Maintenance Charge                      17
Deduction for Premium Taxes and Other Taxes                    18
Other Expenses                                                 18
The Contract                                                   18
Transfers                                                      18
Account Rebalancing                                            19
No Default                                                     19
Modification of the Contract                                   19
Contract Value                                                 19
Ownership                                                      19
Assignment                                                     20
Beneficiary                                                    20
Delivery of Contract Owner Documents                           20
Annuity Provisions                                             21
Income Date and Settlement Option                              21
Changing the Income Date                                       21
Changing the Settlement Option                                 21
Settlement Options                                             21
Mortality and Expense Guarantee                                22
Frequency of Annuity Payments                                  22
Amount of Annuity Payments                                     22
Additional Provisions                                          22

TABLE OF CONTENTS (Continued)

Page
Death Benefit                                                    23
Amount of Death Benefit                                          23
Payment of Death Benefit                                         23
Purchases and Contract Value                                     23
Change in Purchase Payments                                      24
Allocation of Purchase Payments                                  24
Dollar Cost Averaging Plan                                       24
Accumulation Units                                               24
Distribution of Contract                                         25
Surrenders                                                       25
Limitations on Surrenders from 403(b) Annuities                  26
Federal Tax Status                                               26
General                                                          26
Diversification                                                  27
Contract Owner Control of Investments                            27
Multiple Contracts                                               28
Partial 1035 Exchanges                                           28
Owner Other than Natural Person                                  28
Tax Treatment of Assignments                                     28
Gifting a Contract                                               28
Taxation of Death Benefits                                       29
Income Tax Withholding                                           29
Tax Treatment of Withdrawals-Non-Qualified
  Contracts and Section 457 Contracts                            29
Withdrawals-Investment Adviser Fees                              30
Qualified Plans                                                  30
Tax Treatment of Withdrawals-Qualified Contracts                 32
Required Distributions                                           32
Tax Sheltered Annuities- Withdrawal Limitations                  33
Section 457- Deferred Compensation Plans                         33
Legal Proceedings                                                33
Table of Contents of Statement of Additional Information         34

DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit

An accounting unit representing a share of ownership in the Variable Account during the years before annuity payments begin.

Annuitant

The person upon whose continuation of life any annuity payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit

An accounting unit of measure used to calculate annuity payments during the income phase of the Contract.

Code

Internal Revenue Code of 1986, as amended.

Company

Sentry Life Insurance Company of New York, 220 Salina Meadows Parkway, Syracuse, NY 13212.

Contingent Owner

The Contingent Owner, if any, of the Contract must be the spouse of the Contract Owner named on the application.

Contract Anniversary

The same month and day each year calculated from the date the Contract was first issued.

Contract Owner

The Contract Owner is named on the application, unless changed, and has all rights under the Contract.

Contract Value

The dollar value of all amounts accumulated under the Contract as calculated on any valuation date.

Contract Year

A 12-month period beginning with the Contract issue date and each Contract anniversary date thereafter.

Mutual Fund

A Mutual Fund designated as an investment option for the Variable Account. Income Date The date on which annuity payments begin.

Non-Qualified Contract

A contract issued under a non-qualified plan. This means that the contract does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Portfolio

A segment of a Mutual Fund made up of a separate and distinct class of shares.

Qualified Contract

A contract that is issued under a tax-qualified plan. A qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount

A segment of the Variable Account that invests in a Mutual Fund or Portfolio.

Valuation Date

The date on which the Company determines the value of the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation Period

The period beginning at the close of business on the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account

Sentry Variable Account I, a separate investment account of Sentry Life Insurance Company of New York into which you can allocate your net purchase payments. The Variable Account is divided into Subaccounts.

SUMMARY

The Contract

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly, semi-annually or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the contract values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

The Contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The Contract is not designed to serve as a vehicle for frequent trading.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

The Variable Account

Your purchase payments are allocated to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund at their net asset value. As the Contract Owner, you bear the investment risk for your purchase payments which are allocated to the Variable Account.

Ten-Day Free Look

Within 10 days of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your initial purchase payment.

Charges and Deductions

Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

Taxes

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 591U2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

     Contract Owner Transaction Expenses:

          Sales Load Imposed on Purchases                   0%
          (as a percentage of purchase payments)

          Contingent Deferred Sales Charge                  6%*
          (as a percentage of purchase payments)

          Transfer Fee                                     $25**

*The Company does not deduct a sales charge when the Contract is purchased. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years. See "Charges and Deductions" on page 15.

**The Company does not currently charge the transfer fee.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the fees and expenses of the Portfolios.

     Contract Maintenance Charge                        $30 per year

     Variable Account Annual Expenses
     (as a percentage of average annual value)

          Mortality and Expense Risk Premium               1.20% of daily net
                                                                 asset value

     Total Variable Account Annual Expenses                1.20%

The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the Contract. They are deducted from the Portfolio's assets. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios.

Total Annual Portfolio Operating Expenses          Minimum        Maximum
(expenses that are deducted from Portfolio          0.18%           1.05%
assets, including management fees,
distribution fees, and other expenses)

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract maintenance charges, Variable Account annual expenses and the annual expenses of the Portfolios. Premium taxes may apply to the examples; however, they are not reflected.

Example 1 assumes that you invest $10,000 in the contract for the time periods indicated. Example 1 also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 1

(1) If you surrender your Contract at the end of the applicable time period:

          1 Year       3 Years       5 Years        10 Years
            $740        $1,039        $1,362         $2,689

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

         1 Year        3 Years         5 Years       10 Years
          $240           $739           $1,262        $2,689

Example 2 assumes that you invest $10,000 in the contract for the time periods indicated. Example 2 also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 2

(1) If you surrender your Contract at the end of the applicable time period:

          1 Year     3 Years        5 Years        10 Years
           $655        $781           $929           $1,808

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

         1 Year     3 Years          5 Years         10 Years
         $155       $481               $829           $1,808

EXPLANATION OF EXAMPLES

1. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

2. The examples do not include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

3. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants, whose audit report is included in the Statement of Additional Information. For periods prior to April 20, 2004, the Accumulation Unit values for Subaccounts investing in the portfolios of Janus Aspen Series;
T. Rowe Price Fixed Income Series, Inc.; T. Rowe Price Equity Series Inc.; and
T. Rowe Price International Series, Inc. reflect a 1.05% Mortality and Expense Risk Premium. The Accumulation Unit values for Subaccounts investing in the Portfolios of Vanguard Variable Insurance Fund reflect a 1.20% Mortality and Expense Risk Premium. The Mortality and Expense Risk Premium was reduced for periods prior to April 30, 2004, for Contract Owners allocating purchase payments to the applicable Funds by the amount of certain administrative fees the Company received from those Funds. The reduction was discontinued as of April 30, 2004.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information. Prior to January 7, 2000, all assets of each Subaccount of the Variable Account listed below were invested in shares of corresponding Portfolios of Neuberger Berman Advisers Management Trust. On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust as follows:

From these Portfolios                   Into these Portfolios
AMT Liquid Asset Portfolio              T. Rowe Price Prime Reserve Portfolio
AMT Limited Maturity Bond Portfolio     T. Rowe Price Limited-Term Bond
                                             Portfolio
AMT Balanced Portfolio                  T. Rowe Price Personal Strategy
                                             Balanced Portfolio
AMT Growth Portfolio                    Janus Aspen Series Mid Cap Growth
                                             Portfolio

The substitution had no effect on the corresponding Subaccount's unit value or number of units outstanding.

On May 1, 2000, the Company began offering six additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:


T. Rowe Price Equity Series, Inc.            Janus Aspen Series
-- T. Rowe Price Equity Income Portfolio     -- Balanced Portfolio
                                             -- Growth Portfolio
T. Rowe Price International Series, Inc.     -- Capital Appreciation Portfolio
-- T. Rowe Price International Stock         -- Worldwide Growth Portfolio
   Portfolio

On May 1, 2002, the Company began offering seven additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.            Vanguard Variable Insurance Fund
--T. Rowe Price Mid-Cap Growth Portfolio     -- High Yield Bond Portfolio
                                             -- Balanced Portfolio
                                             -- Equity Index Portfolio
                                             -- Mid-Cap Index Portfolio
                                             -- Small Company Growth Portfolio
                                             -- REIT Index Portfolio

The following table shows the Accumulation Unit values for the periods indicated

         Periods
                  01-01-03 01-01-02*        01-01-01
                  to       to*      to
                  12-31-03 12-31-02*        12-31-01
T. Rowe Price
Prime Reserve
Portfolio Subaccount
Beginning of Period .............     $ 20.07  $        19.99*  $       19.41
End of Period ...................       19.99           20.07*          19.99
No. of Accum ....................
Units Outstanding ...............       3,373           3,978*          3,642

T.Rowe Price
Limited-Term Bond
Portfolio Subaccount
Beginning of Period .............     $ 30.41  $        29.15*  $       27.14
End of Period ...................       31.38           30.41*          29.15
No. of Accum ....................
Units Outstanding ...............       3,564           5,185*          3,824

T. Rowe Price
Personal Strategy
Balanced Portfolio
Subaccount
Beginning of  Period ............     $ 26.86  $        29.44*  $       30.49
End of Period ...................       33.17           26.86*          29.44
No. of Accum ....................
Units Outstanding ...............       9,504           9,987*         11,870

T. Rowe Price
Equity Income
Portfolio Subaccount
Beginning of Period .............     $  9.82  $        11.42*  $       11.37
End of Period ...................       12.19            9.82*          11.42
No. of Accum ....................
Units Outstanding ...............       9,516           6,294*          3,173

T.Rowe Price
International Stock
Portfolio Subaccount
Beginning of Period .............     $  5.35  $         6.61*  $        8.61
End of Period ...................        6.91            5.35*           6.61
No. of Accum ....................
Units Outstanding ...............           0             0*              0

T. Rowe Price
Mid-Cap Growth
Portfolio Subaccount
Beginning of Period .............     $  7.95  $        10.00*
End of Period ...................       10.88            7.95*
No. of Accum ....................
Units Outstanding ...............       788             376*     n/a

Janus Aspen Series
Balanced Portfolio
Subaccount
Beginning of Period .............     $  8.42  $         9.10*  $        9.65
End of Period ...................        9.51            8.42*           9.10
No. of Accum ....................
Units Outstanding ...............        667           1,273*            395

Janus Aspen Growth
Portfolio Subaccount
Beginning of Period .............     $  4.39  $         6.03*  $        8.10
End of Period ...................        5.72            4.39*           6.03
No. of Accum ....................
Units Outstanding ...............       4,151           4,033*          6,493

Janus Aspen Series
Mid Cap Growth
Portfolio Subaccount
Beginning of Period .............     $ 24.97  $        35.02*  $       58.47
End of Period ...................       33.39           24.97*          35.02
No. of Accum ....................
Units Outstanding ...............      11,313          14,497*         18,284

Janus Aspen Series
Capital Appreciation
Portfolio Subaccount
Beginning of Period .............     $  5.10  $         6.11*  $        7.89
End of Period ...................        6.08            5.100*          6.11
No. of Accum ....................
Units Outstanding ...............         0               0*            2,072

Janus Aspen Series
Worldwide Growth
Portfolio Subaccount
 Beginning of Period ............     $  4.53  $         6.15*  $        8.02
 End of Period ..................        5.56            4.53*           6.15
 No. of Accum ...................
Units Outstanding ...............         196             136*          1,940

Vanguard Balanced
Portfolio Subaccount
Beginning of Period .............     $  9.11  $        10.00*
End of Period ...................       10.84            9.11*
No. of Accum ....................
Units Outstanding ...............         273               0*             n/a

Vanguard Equity Index
Portfolio Subaccount
 Beginning of Period ............     $  8.13  $        10.00*
 End of Period ..................       10.32            8.13*
 No. of Accum ...................
Units Outstanding ...............         310               0*             n/a

Vanguard High Yield
Bond PortfolioSubaccount
Beginning of Period .............     $  9.80  $        10.00*
End of Period ...................       11.32            9.80*
No. of Accum ....................
Units Outstanding ...............         0               0*               n/a

Vanguard Small
Company Growth
Portfolio Subaccount
Beginning of Period .............     $  7.64  $        10.00*
End of Period ...................       10.65            7.64*
No. of Accum ....................
Units Outstanding ...............       1,223               0*              n/a

Vanguard Mid-Cap
Index Portfolio Subaccount
Beginning of Period .............     $  7.94  $        10.00*
End of Period ...................       10.52            7.94*
No. of Accum ....................
Units Outstanding ...............         247             0*                n/a

Vanguard REIT Index
Portfolio Subaccount
Beginning of Period .............     $  9.37  $        10.00*
End of Period ...................       12.55            9.37*
No. of Accum ....................
Units Outstanding ...............         335             77*              n/a


*Commenced offering on May 1, 2002; values shown are for the period May 1, 2002 to December 31, 2002.

PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value ffor the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, any contingent deferred sales charge, and the operating expenses of the Portfolios will be reflected in the percentage figure.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios. The Company may also advertise cumulative total return which is calculated the same way except that the results are not annualized.

For periods starting prior to the date the Subaccount first invested in the corresponding Portfolio, the performance will be based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolio during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance of the Subaccount.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

THE COMPANY

The Company, meaning Sentry Life Insurance Company of New York, is a stock life insurance company incorporated under the laws of New York in 1966. Its home office is located at 220 Salina Meadows Parkway, Syracuse, NY 13212. It is authorized to conduct annuity, life, accident and health insurance business in Minnesota, New York and North Dakota. The Company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.

THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 24, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company. Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.
The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account. The assets of the Variable Account are divided into Subaccounts within the Variable Account.

 T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., T.
                     ROWE PRICE INTERNATIONAL SERIES, INC.,
                              JANUS ASPEN SERIES,
                      AND VANGUARD VARIABLE INSURANCE FUND

Each Subaccount within the Variable Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, or Vanguard Variable Insurance Fund (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may perform certain shareholder services and other administrative functions on behalf of the Funds or their investment advisers, distributors and/or affiliates. The Company may receive revenues from the Funds, their investment advisers, distributors and/or affiliates for the performance of these services. The revenues, which may be substantial, are ordinarily based on an annual percentage of the average aggregate net amount we have invested on behalf of the Variable Account and assets of the Company's other separate accounts or its affiliates' separate accounts. These percentages differ; some Funds, investment advisers, distributors and/or affiliates pay us a greater percentage than others.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Janus Aspen Series is an open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Contract.

Vanguard Variable Insurance Fund consists of 13 portfolios, 6 of which are available in connection with the Variable Account: High Yield Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Mid-Cap Index Portfolio, Small Company Growth Portfolio, and REIT Index Portfolio. The portfolios are mutual funds used solely as investment options for variable annuity or variable life insurance contracts offered by insurance companies.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio. The prospectuses for the Portfolios accompany this Prospectus.

PORTFOLIO        INVESTMENT ADVISER                      INVESTMENT OBJECTIVE

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. Rowe Price    T. Rowe Price Associates, Inc.          See Note #1 below.
Prime Reserve    100 East Pratt Street
Portfolio        Baltimore, MDE21202

T. Rowe Price    T. Rowe Price Associates, Inc.          See Note #2 below.
Limited-Term     100 East Pratt Street
Bond Portfolio   Baltimore, MD 21202

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price       T. Rowe Price Associates, Inc.       See Note #3 below.
Personal Strategy   100 East Pratt Street
Balanced Portfolio  Baltimore, MD 21202

T. Rowe Price    T. Rowe Price Associates, Inc.          See Note #4 below.
Equity Income    100 East Pratt Street
Portfolio        Baltimore, MD 21202

T. Rowe Price    T. Rowe Price Associates, Inc.          See Note #5 below.
Mid-Cap Growth   100 East Pratt Street
Portfolio*       Baltimore, MD 21202

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price    T. Rowe Price Associates, Inc.          See Note #6 below.
International    100 East Pratt Street
Stock Portfolio  Baltimore, MD 21202

*  Closed to new Contract Owners as of April 30, 2004

JANUS ASPEN SERIES

Balanced         Janus Capital Management, Inc.          See Note #7 below.
Portfolio        151 Detroit Street
                 Denver, CO  80206-4928

Growth Portfolio Janus Capital Management, Inc.          See Note #8 below.
                 151 Detroit Street
                 Denver, CO  80206-4928

Capital          Janus Capital Management, Inc.          See Note #9 below.
Appreciation     151 Detroit Street
Portfolio        Denver, CO  80206-4928

Mid Cap Growth   Janus Capital Management, Inc.          See Note #10 below.
Portfolio        151 Detroit Street
                 Denver, CO  80206-4928

Worldwide Growth Janus Capital Management, Inc.          See Note #11 below.
Portfolio        151 Detroit Street
                 Denver, CO  80206-4928

VANGUARD VARIABLE INSURANCE FUND

High Yield Bond  Wellington Management                   See Note #12 below.
Portfolio        Company, LLP
                 75 State Street
                 Boston, MA   02451

Balanced         Wellington Management                   See Note #13 below.
Portfolio        Company, LLP
                 75 State Street
                 Boston, MA   02451

Equity Index     The Vanguard Group                      See Note #14 below.
Portfolio        P.O. Box 2600
                 Valley Forge, PA   19842

Mid-Cap Index    The Vanguard Group                      See Note #15 below.
Portfolio        P.O. Box 2600
                 Valley Forge, PA   19842

Small Company    Granahan Investment                     See Note #16 below.
Growth Portfolio Management, Inc.
                 275 Wyman Street
                 and
                 Grantham, Mayo,
                 Van Otterloo & Co.
                 40 Rowes Wharf
                 Boston, MA  02110

REIT Index       The Vanguard Group                      See Note #17 below.
Portfolio        P.O. Box 2600
                 Valley Forge, PA   19842

Note #1: Preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S. dollar-denominated money market securities.

Note: #2: Seeks a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

Note #3: Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to attain these objectives by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds, and 10% money market securities.

Note #4: Seeks substantial dividend income as well as long- term growth of capital by investing in stocks of large, established companies with higher that average market dividend yields and below average levels of valuation.

Note #5 Seeks to provide long-term growth of capital by investing in mid-cap stocks with potential for above average earnings growth.

Note #6: Seeks long-term growth of capital through investments primarily in common stocks of established non-United States companies.

Note #7: Seeks long-term growth of capital balanced by current income. The Portfolio normally invests 40% to 60% of its assets in securities selected primarily for their growth potential, and 40% to 60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed income securities.

Note #8: Seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its objectives by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Note #9: Seeks long-term growth of capital through a non-diversified Portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Note #10: Under normal circumstances, will invest at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization of the Russell Midcap Growth Index.

Note #11: Seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.


Note #12: Seeks to provide a high level of income by investing mainly in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit quality ratings, commonly known as "junk bonds." The Portfolio emphasizes higher grades of credit quality within the high-yield bond universe, and under normal circumstances will invest at least 80% of its assets in issues rated B or better by Moody's Investors Service, Inc., or Standard and Poor's Corporation. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

Note #13: Seeks to conserve capital and to provide moderate, long-term growth of capital and income by investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued, but have prospects to improve, known as value stocks. The remaining 30% to 40% of assets are invested primarily in high-quality, intermediate- and long-term bonds, with some exposure to U.S. Treasury, governmental agency, and mortgage-backed securities.

Note #14: Seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies by employing an index approach by holding all of the stocks in the Standard & Poor's 500 Index in roughly the same proportion to their weightings in the Index.

Note #15: Seeks to provide long-term growth of capital by attempting to match the performance of a broad-based market index of medium-size U.S.
         companies by employing an index approach by holding the stocks in the
          Standard & Poor's MidCap 400 Index in roughly the same proportion to their weightings in the Index.

Note #16: Seeks to provide long-term growth of capital by investing mainly in the stocks of smaller companies which the Portfolio's advisers consider to have above-average prospects for growth, but may provide little or no dividend income.

Note #17: Seeks to provide a high level of income and moderate long-term growth of capital by investing at least 98% of its assets in the stocks of real estate investment trusts; the remaining assets are cash investments. The Portfolio employs an index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively, the "Funds"). However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds hold a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a record date prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Fund held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended, or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                  ADDING, DELETING, OR SUBSTITUTING PORTFOLIOS

The Company does not control the Funds, so it cannot guarantee that any of the Portfolios will always be available. The Company retains the right to change the investments of the Variable Account. This means the Company may eliminate the shares of any Portfolio held in the Variable Account and substitute shares of another open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. The Company will first notify you and receive any necessary SEC and/or state approval before making such a change.

If a Portfolio is eliminated, the Company will ask you to reallocate any amount in the eliminated Subaccount. If you do not reallocate these amounts, the Company will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If the Company makes a Portfolio substitution or change, the Company may change the Contract to reflect the substitution or change.

                             CHARGES AND DEDUCTIONS

Contingent Deferred Sales Charge

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years. The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sales expenses, the Company may use the mortality and expense risk premium to make up any difference. If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge: -- purchase payments will be allocated to the amount surrendered on a first-in-first-out basis; -- in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made. The amount of the contingent deferred sales charge is calculated by:

(1) allocating purchase payments to the amount surrendered; and

(2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and (3) adding the products of each multiplication in (2) above.

         Time between when purchase payment
         is made and date of surrender                   Percentage

         Less than 1 year                                     6%
         At least 1 year but less than 2 years                5%
         At least 2 years but less than 3 years               4%
         At least 3 years but less than 4 years               3%
         At least 4 years but less than 5 years               2%
         At least 5 years but less than 6 years               1%
         At least 6 years                                     0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

Example: Amount requested:                                   $1,000
         Assume 5% contingent deferred sales charge:         $   50
         Total amount withdrawn from Contract Value:         $1,050
         Amount you receive:                                 $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

Example: Amount requested:                                  $1,000
         Assume 5% contingent deferred sales charge:        $   50
         Total amount withdrawn from Contract Value:        $1,000
         Amount you receive:                                $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

-- After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

-- When purchase payments that have been held by the Company for more than six years are being withdrawn.

-- When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

-- At the Company's option pursuant to its current guidelines or procedures.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

(1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

(2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

(3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

(4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amount of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

Deduction for Mortality and Expense Risk Premium

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

Deduction for Contract Maintenance Charge

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

-- The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

-- Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

-- If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

-- The contract maintenance charge will be deducted whether or not you are making purchase payments.

-- The Company does not profit from the contract maintenance charge.

Deduction for Premium Taxes and Other Taxes

Some states and other government entities (e.g., municipalities) charge premium taxes or similar taxes. The Company is responsible for the paying these taxes and will make a deduction from the Contract Value for them. For those states which assess premium taxes when purchase payments are received, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date, when the Contract is surrendered, or when death benefits are paid. For other states, premium taxes will be assessed against and deducted from the Contract Value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable. The Company will deduct any withholding taxes as required by applicable law.

Other Expenses

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

Transfers

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year. Transfers are subject to the following conditions:

(1) Requests for transfers must be in writing and must clearly state:

     --   the amount to be transferred; and

     -- the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 30 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(6) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

Market Timing/Short-Term Trading. Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the Portfolio investment options for the Contract are designed for short-term investing since such activity may increase Portfolio transaction costs hurt performance, and be disruptive to management of a Portfolio (affecting an adviser's or subadviser's ability to effectively manage a Portfolio in accordance with its investment objectives and policies). Management of the Funds will monitor purchases and redemptions of Fund shares. If management of a Fund becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a Portfolio or materially increasing Portfolio transaction costs ("disruptive short-term trading"), the Fund may impose restrictions on such trading. The Company also reserves the right to take other actions to restrict trading, including, but not limited to:

-- Restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail);

-- Restricting the number of transfers per year and to restrict transfers made on consecutive days; and

-- Restricting transfers into and out of certain Subaccounts.

In addition, transfer privileges may also be subject to restrictions imposed by the underlying Funds. Further, the Company reserves the right to defer the transfer privilegee at any time when it is unable to purchase or redeem shares of the underling Funds.

Contract owners should note that while the Funds and the Company seek to identify and prevent disruptive short-term trading, it is not always possible to do so. Therefore, no assurance can be given that the Funds and the Company will successfully impose restrictions on all disruptive short-term trading.

Account Rebalancing

The Company offers an Account Rebalancing program which allows you to have your Contract Value automatically reallocated annually to a specific percentage or at more frequent intervals. You may participate in this program by sending a written request to the Company at the Annuity Service Office address given on page 1 of this Prospectus. Participation in the Account Rebalancing program will neither ensure a profit nor guarantee against a loss in a declining market.

No Default

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

Modification of the Contract

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

Contract Value

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.
Example: Number of Accumulation Units in Subaccount  =        250
         Value of one Subaccount Accumulation Unit   =        $10
            250  x  $10 = $2,500 Contract Value

Ownership

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant (if the Owner and the Annuitant are different persons, this may be a taxable event). On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

If there are joint Contract Owners, upon the death of either joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated. If there are joint Contract Owners, unless instructed to the contrary, the Company will accept instructions for the investment allocation of purchase payments and transfers between investment options from either joint Contract Owner. A Contract may not have joint Contract Owners and a Contingent Owner.

In order to change a Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change a Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

Assignment

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives written notice of the assignment. If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

Assignment of the Contract may be a taxable event. You should consult your tax adviser before assigning the Contract.

Beneficiary

The beneficiary is named on the application and, unless changed, that beneficiary is entitled to receive the death benefit at the death of an Owner or the death of the Annuitant. However, no death benefit will be paid on the death of the Owner if the Contingent Owner is the spouse of the deceased Owner and elects to continue the Contract.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

(1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(3) to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

Delivery of Contract Owner Documents

Under federal securities law, the Company is required to provide Contract Owners with certain periodic reports, including financial reports. In some cases, multiple Contract Owners reside in the same household. Rather than sending multiple copies of the same report to one household, the Company will mail only one report to an address at which two or more Contract Owners reside.

PLEASE NOTE: If you reside in a household with other Contract Owners but you want to receive your own separate copy of all reports to Contract Owners, you must notify us by taking the following action:

--Call the Company toll free at 1-800-533-7827
--Ask to speak to an Annuity Service Representative

Documents and reports related to your individual Contract, such as transaction confirmations, will be sent to you individually.

                               ANNUITY PROVISIONS

Income Date and Settlement Option

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.
The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 75th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

Changing the Income Date

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 75th birthday. However, if the Contract is issued pursuant to a qualified plan, it may require an earlier date.

Changing the Settlement Option

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may select an alternative option of your choosing, provided it is acceptable to the Company.

Settlement Options

The net proceeds under the Contract may be paid under one of the following options, or under an alternative option of your choosing, provided it is acceptable to the Company:

OPTION 1 - LIFE ANNUITY

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate at the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

OPTION 2 -LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments or in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

If no settlement option is selected, Option 1 will automatically be applied.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

Frequency of Annuity Payments

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum. If the amount of a monthly annuity payment is, or becomes, less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

Amount of Annuity Payments

A variable annuity is an annuity with payments that

-- are not predetermined as to dollar amount; and

-- will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

(1) the Contract Value on the Income Date;

(2) the annuity table specified in the Contract;

(3) the settlement option selected; and

(4) the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

Additional Provisions

-- Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

-- You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

-- Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.


-- The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                 DEATH BENEFIT

Amount of Death Benefit

Upon the death of a Contract Owner or an Annuitant before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives:

--      a certified copy of the death certificate; and

--      an election of a death benefit payment method.

If an Annuitant, including an Annuitant who is also the Contract Owner, dies, the amount of the death benefit will be the greater of: -- the sum of all purchase payments made, less surrendered amounts; or -- the Contract Value.
If a Contract Owner who is not also an Annuitant dies, the death benefit will be the Contract Value.

Payment of Death Benefit

-- If an Annuitant who is not the Contract Owner dies before the Income Date, the death benefit will be paid in a single sum or under a settlement option. If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a single sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

-- If a Contract Owner dies before the Income Date, the death benefit will be paid within five years of the date of death, unless the beneficiary elects to have it paid over his or her lifetime with distributions beginning within one year of the date of death. The Contingent Owner who is the deceased Owner's spouse or the beneficiary who is the deceased Owner's spouse may elect to continue the Contract in his or her own name. If the Contract Owner is a non-natural person, the death benefit upon death of the Annuitant will be distributed under the rules applicable to the death of the Owner as set forth in this paragraph.

-- If an Owner or an Annuitant dies on or after the Income Date, any remaining payments shall be paid as provided for in the settlement option in effect at the time of death.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can remit purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                              Minimum Initial   Minimum Subsequent
                             Purchase Payment  Purchase Payment
Qualified or Non-Qualified         $1,000     $150 in monthly installments
Contract                                      $150 in quarterly installments
                                              $300 in semi-annual installments
                                              $600 in annual installments

Qualified or Non-Qualified           $100     $100 monthly via automatic
Contract purchased with                        withdrawal from your
an automatic payment plan                      bank account

Contract issued in connection      $2,000
with a lump-sum rollover,
from another account, plan or
fund to the Variable Account
with no additional purchase
payments to be made

Minimum initial and subsequent purchase payments will be waived for employer-sponsored payroll deduction programs in connection with qualified contracts. The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

Change in Purchase Payments

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the minimum requirements set forth above.

Allocation of Purchase Payments

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.
Example: Amount of purchase payment                  =       $100
         Value of one Subaccount Accumulation Unit   =       $ 10
         $100/$10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days. If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days.

Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

Dollar Cost Averaging Plan

You may make regular transfers of predetermined amounts from the T. Rowe Price Prime Reserve Portfolio to other Subaccounts by establishing a dollar cost averaging plan. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by contacting the Annuity Service Office at 1-800-533-7827.

Dollar cost averaging does not insure a profit or protect against a loss during declining markets. Because such a plan involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Accumulation Units

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount. When the Variable Account was established, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company has determined the Accumulation Unit value by:

(1) determining the total amount of money invested in the particular Subaccount;

(2) subtracting from that amount the mortality and expense risk premium and any other charges, such as taxes, the Company has deducted; and

(3) dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by:
-- the investment performance of the
Subaccount;

-- expenses; and

-- deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 5 of this Prospectus.

Distribution Of Contract

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not exceeding 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to surrender all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

(1) the total of any applicable premium taxes not previously deducted; PLUS

(2) any applicable contract maintenance charge; PLUS

(3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

(1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);

(2) trading on the New York Stock Exchange is restricted;

(3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

(4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

Limitations on Surrenders from 403(b) Annuities

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

--      be at least age 591/2;
--      have a severance from employment;
--      die;
--      become disabled (as defined in the Code); or
--      have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

-- salary reduction contributions made after December 31, 1988;

-- income attributable to such contributions; and

-- income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates. If, after the Income Date, annuity payments cease because of the death of the Annuitant, any unrecovered investment in the Contract shall be allowed as a deduction to the Annuitant for his or her last taxable year. Unrecovered investment in the Contract is the investment in the Contract on the Income Date reduced by amounts received after the Income Date which were excludable from taxable income.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if:

-- no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

-- no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

-- no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

-- no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

Contract Owner Control of Investments

Neither the Code nor the Internal Revenue Service regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not the Company, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that the investment decisions regarding the underlying investments must be made in the sole discretion of the Company and the manager of the underlying investments, no arrangement may exist between a contract owner and the Company regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or the Company regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under the federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Contract Owner, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Contract Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Owner Other Than Natural Person

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

Tax Treatment of Assignments

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse, or former spouse incident to a divorce, and you receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b), or from a Code Section 457 governmental plan that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

(1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

(2) distributions that are required minimum distributions; or

(3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or

(4) hardship withdrawals.

When all or a part of an annuity contract or a death benefit under an annuity contract is transferred or paid to an individual who is two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

You should consult your tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts
Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

(1) after the taxpayer reaches age 591/2;

(2) after the Contract Owner's death;

(3) if the taxpayer is totally disabled (as defined in the Code);

(4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;

(5) under an immediate annuity; or

(6) that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 591U2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 591U2 or one of the other exceptions to the penalty applies. The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of private letter rulings, held that the payment of investment adviser fees from an IRA or a tax-sheltered annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contract offered by this Prospectus is suitable for use under various types of qualified plans.

The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You should be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plan to the extent such terms conflict with the terms of the Contract unless the Company specifically consents to be bound. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax-deferred. However, the Contract has features and benefits other than tax-deferral that may make it appropriate for a qualified plan.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans with the exception of SIMPLE IRAs and simplified employee pension (SEP) plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

TAX SHELTERED ANNUITIES

The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity. Loans are not available under the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

The Code permits eligible individuals to contribute to an individual retirement plan known as an individual retirement annuity or IRA. Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

-- the distribution is made after age 591U2 or the taxpayer has died or is disabled;

-- the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

SIMPLE IRA. Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an owner would authorize his or her employer to deduct a certain amount from his or her pay and contribute it directly to the SIMPLE IRA. The owner's employer will also make contributions to the SIMPLE IRA in amounts based on certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of a Contract to be qualified as a SIMPLE IRA should obtain competent tax advice as to the tax treatment and suitability of this type of investment.

Pension and Profit-Sharing Plans

The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

Tax Treatment Of Withdrawals - Qualified Contracts

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans. The penalty is increased to 25% for distributions from a SIMPLE IRA within the first two years of participation in the plan.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

(1) distributions made on or after age 591/2;

(2) distributions following death or disability;

(3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

(4) distributions after separation from service after age 55;

5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

7) distributions made on account of an IRS levy on the Qualified Contract;

8) under limited conditions, distributions from an IRA to purchase medical insurance;

9) under limited conditions, distributions from an IRA for qualified higher education expenses; and

(10) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 591U2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than (a) April 1 of the calendar year following the calendar year in which you reach age 701/2; OR (b) the calendar year in which you retire, whichever is LATER. The date in (b) does not apply to an IRA.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required distributions from qualified plans. These new rules generally became effective January 1, 2002. You should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax Sheltered Annuities - Withdrawal Limitations

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one of the following conditions:

--      be at least age 591/2;
--      has a severance from employment;
--      die;
--      become disabled (as defined in the Code); or
--      have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

-- salary reduction contributions made after December 31, 1988;

-- income attributable to such contributions; and

-- income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Section 457 - Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in deferred compensation plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year, and, in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of the participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996, must have been amended to satisfy the trust and exclusive benefit requirements prior to January 1, 1999, and must have been amended no later than that date to continue to receive favorable tax treatment. The trust requirement does not apply to amounts under a plan of a tax exempt (non-governmental) employer. In addition, the trust requirement does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employerOs general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee:

--      attains age 701/2;
--      has a severance from employment;
--      dies; or
--      suffers an unforeseeable financial emergency as defined in the Code.

                               LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Item                                                           Page
THE COMPANY ....................................................  3
DISTRIBUTION OF THE CONTRACT ...................................  3
PRIVACY ........................................................  3
INDEPENDENT ACCOUNTANTS ........................................  4
LEGAL OPINIONS .................................................  4
YIELD CALCULATION OF T.ROWE PRICE PRIME RESERVE SUBACCOUNT .....  4
PERFORMANCE INFORMATION ........................................  5
ANNUITY PAYMENT ................................................  8
  Annuity Unit .................................................  8
  Amount of Annuity Payments ...................................  8
  Net Investment Factor ........................................  8
FINANCIAL STATEMENTS ...........................................  9

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   issued by
                           SENTRY VARIABLE ACCOUNT I
                                      and
                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2004.

                               TABLE OF CONTENTS

Item                                                         Page

THE COMPANY                                                    3

DISTRIBUTION OF THE CONTRACT                                   3

PRIVACY                                                        3

INDEPENDENT ACCOUNTANTS                                        4

LEGAL OPINIONS                                                 4

YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT   4

PERFORMANCE INFORMATION                                        5

ANNUITY PAYMENTS                                               7

Annuity Unit                                                   7
Amount of Annuity Payments                                     8
Net Investment Factor                                          8

FINANCIAL STATEMENTS                                           8

                                  THE COMPANY

Sentry Life Insurance Company of New York (the "Company") is a stock life insurance company incorporated in 1966 pursuant to the laws of the State of New York. Its home office is located at 220 Salina Meadows Parkway, Syracuse, New York. It is licensed to conduct life, annuity and accident and health insurance business in Minnesota, New York and North Dakota. The company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.

DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 2001, 2002, and 2003 of $382,915, $322,994, and $380,743 respectively. Of those amounts, it retained $170,211, $204,690, and $306,155 respectively.

PRIVACY

Protecting your personal information is a priority for the Company and the Company's affiliated companies which are listed below. The Company collects, retains and uses personal information for the purposes of providing suitable products and services to its customers. The Company will collect information you provide on applications or other forms, or in your verbal responses to questions. This may include identifying information such as your name, social security number, and address, as well as information about your assets and income.

The Company will also collect information about your transactions with the Company, including payments and contract values.

The Company and its affiliates listed below do not sell customer lists or any personal information regarding their customers.

The Company and its affiliates do not disclose nonpublic personal financial information about customers to nonaffiliated third parties, except as permitted by law.

The Company may share personal financial information about you with its affiliated companies in order to make additional products and services available to you.

The Company maintains physical, electronic and procedural safeguards to protect your personal financial information. The Company restricts access to nonpublic personal financial data to those persons who need to know that information to provide services to you.

Any entity which provides support services to the Company is required to protect customers' personal information.

When necessary, these privacy policies may be amended.

If you have questions regarding the Company's privacy policies, please write to Corporate Compliance/Privacy, 1800 North Point Drive, Stevens Point, WI 54481. Companies affiliated with the Company:

-- Sentry Insurance a Mutual Company
-- Sentry Casualty Company
-- Sentry Equity Services, Inc.
-- Sentry Insurance Agency, Inc.
-- Sentry Fund, Inc.
--Sentry Life Insurance Company
--Sentry Lloyds of Texas
--Sentry Select Insurance Company
--Parker Services, L.L.C.
--Parker Stevens Agency, L.L.C.
--Parker Stevens Agency of Massachusetts
--Parker Stevens Agency of Texas, Inc.
--Patriot General Insurance Company
--Middlesex Insurance Company
--Dairyland Insurance Company
-- Dairyland County Mutual Insurance Company of Texas

INDEPENDENT ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 2003 and 2002, and for the years then ended, and the financial statements of the Variable Account as of December 31, 2003, and for each of the two years in the period then ended or for the periods indicated, have been audited by PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

LEGAL OPINIONS
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing contract owner account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction -D Contingent Deferred Sales Charge" in the Prospectus.)

PERFORMANCE INFORMATION

The following tables show the average annual total return figures and the cumulative total return figures of the Portfolios.

The first table shows actual returns for the one year period from January 1, 2003 to December 31, 2003, and from the date the Subaccount first invested in the corresponding Portfolio to December 31, 2003. The performance returns in this table reflect a 1.05% Mortality and Expense Risk Premium for Subaccounts investing in the portfolios of Janus Aspen Series; T. Rowe Price Fixed Income Series; T. Rowe Price Equity Series, Inc.; and T. Rowe Price International Series, Inc.; and a 1.20% Mortality and Expense Risk Premium for Subaccounts investing in the portfolios of Vanguard Variable Insurance Fund. The Mortality and Expense Risk Premium was reduced for Contract Owners by the amount of certain administrative fees the Company received from those Funds. Effective April 30, 2004, this reduction was discontinued and the Mortality and Expense Risk Premium for all Subaccounts as of that date is 1.20%.

                            CUMULATIVE TOTAL          AVERAGE ANNUAL TOTAL
                                 RETURN                     RETURN
                                        Since First              Since First
                               One Year Investment    One Year   Investment
T. Rowe Price                   -5.54%    4.07%        -5.54%      1.01%
Prime Reserve Portfolio*
T. Rowe Price                   -1.99%   21.13%        -1.99%      4.93%
Limited-Term Bond Portfolio*
T. Rowe Price                   18.33%   15.96%        18.33%      3.79%
Personal Strategy Balanced
Portfolio*
T. Rowe Price                   19.02%   18.03%        19.02%      4.62%
Equity Income Portfolio*
T. Rowe Price                   23.99%  -34.80%        23.99%    -11.00%
International Stock Portfolio*
T.Rowe Price                    31.78%    3.42%        31.78%      2.04%
Mid-Cap Growth Portfolio***
Janus Aspen Series               7.69%   -8.79%         7.69%     -2.48%
Balanced Portfolio*
Janus Aspen Series              25.19%  -46.59%        25.19%    -15.72%
Growth Portfolio*
Janus Aspen Series              28.53%  -60.68%        28.53%    -20.89%
Mid Cap Growth Portfolio*
Janus Aspen Series              14.10%  -42.98%        14.10%    -14.20%
Capital Appreciation Portfolio**
Janus Aspen Series              17.52%  -48.16%        17.52%    -16.40%
Worldwide Growth Portfolio**
Vanguard                        13.82%    3.02%        13.82%      1.80%
Balanced Portfolio***
Vanguard                        10.28%    7.80%        10.28%      4.60%
High Yield Bond Portfolio***
Vanguard                        27.27%   -0.22%        27.27%     -0.13%
Mid Cap Index Portfolio***
Vanguard                        21.74%   -2.15%        21.74%     -1.29%
Equity Index Portfolio***
Vanguard                        28.68%   20.07%        28.68%     11.59%
REIT Index Portfolio***
Vanguard                        34.20%    1.13%        34.20%      0.67%
Small Company Growth Portfolio***

*Date of first investment is January 7, 2000
**Date of first investment is May 1, 2000
***Date of first investment is May 1, 2002

The next table shows performance based on the historical performance of the Portfolios, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolios during the one-, five-, and ten-year periods and since inception to December 31, 2003.

                                CUMULATIVE TOTAL        AVERAGE ANNUAL TOTAL
                                   RETURN                      RETURN
                                           Ten Years                 Ten Years
                                              or                       or
                              One     Five   Since      One    Five   Since
                              Year   Years  Inception*  Year   Years Inception*


T. Rowe Price                -5.69%   9.45%  19.07%    -5.69%   1.82%   2.52%
Prime Reserve Portfolio
T. Rowe Price                -2.14%  21.78%  53.50%    -2.14%   4.02%   4.55%
Limited-Term Bond
Portfolio
T. Rowe Price                18.14%  18.89% 125.50%    18.14%   3.52%   9.45%
Personal Strategy Balanced
Portfolio
T. Rowe Price                18.83%  20.21% 176.61%    18.83%   3.75%  10.99%
Equity Income Portfolio
T. Rowe Price                31.56%  33.16%  89.56%    31.56%   5.89%   9.56%
Mid-Cap Growth Portfolio
T. Rowe Price                23.79% -16.27%  23.04%    23.79%  -3.49%   2.15%
International Stock
Portfolio
Janus Aspen                   7.51%  16.72% 164.51%     7.51%   3.14%  10.21%
Balanced Portfolio
Janus Aspen                  24.98% -17.40% 106.68%    24.98%  -3.75%   7.53%
Growth Portfolio
Janus Aspen                  28.31% -16.49%  91.52%    28.31%  -3.54%   6.71%
Mid Cap Growth Portfolio
Janus Aspen                  13.93%   0.57%  99.40%    13.93%   0.11%  10.90%
Capital Appreciation
Portfolio
Janus Aspen                  17.34%  -8.30% 128.29%    17.34%  -1.72%   8.60%
Worldwide Growth Portfolio
Vanguard                     10.30%  14.37%  41.68%    10.30%   2.72%   4.70%
High Yield Bond Portfolio
Vanguard                     13.84%  25.27% 149.40%    13.84%   4.61%   9.56%
Balanced Portfolio
Vanguard                     21.76% -10.56% 148.27%    21.76%  -2.21%   9.51%
Equity Index Portfolio
Vanguard                     27.29%  55.36%  55.36%    27.29%   9.42%   9.42%
Mid-Cap Index Portfolio
Vanguard                     34.21%  96.98% 128.21%    34.21%  14.51%  11.50%
Small Company Growth
Portfolio
Vanguard                     28.69%  80.12%  80.12%    28.69%  12.78%  12.78%
REIT Index Portfolio

*Dates of inception of the Portfolios, if less than 10 years, are as follows:

T. Rowe Price Prime Reserve Portfolio:  December 31, 1996
T. Rowe Price Limited-Term Bond Portfolio:   May 13, 1994
T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
T. Rowe Price Equity Income Portfolio:  March 31, 1994
T. Rowe Price Mid-Cap Growth Portfolio: December 31, 1996
T. Rowe Price International Stock Portfolio: March 31, 1994
Janus Aspen Capital Appreciation Portfolio:  May 1, 1997
Vanguard High Yield Bond Portfolio: June 3, 1996
Vanguard Mid-Cap Index Portfolio:February 9, 1999
Vanguard Small Company Growth Portfolio: June 3, 1996
Vanguard REIT Index Portfolio: February 9, 1999

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The T. Rowe Price Equity Income Portfolio, the T. Rowe Price International Stock Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Capital Appreciation Portfolio, and the Janus Aspen Worldwide Growth Portfolio were made available on May 1, 2000. The remaining Portfolios were made available for investment on May 1, 2002. For periods starting prior to the date the Contract first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

         P    (1 + T)n = ERV Where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
        ERV= ending redeemable value at the end of the one- and five year periods and since inception to December 31, 2003 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 2003.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

     (1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 2002 were redeemed on December 31, 2003.

     (2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1998 were redeemed on December 31, 2003.

     (3) The ten-year figure assumes that values based on a $1,000 payment made on December 31, 1993 were redeemed on December 31, 2003. (4) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 2003.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVEST- MENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTA- TIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

ANNUITY PAYMENTS

Annuity Unit

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

     (1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

     (2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

Amount of Annuity Payments

The dollar amount of annuity payments after the first payment is determined as follows:

     (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

     (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment. The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

     (1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

     (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

Net Investment Factor

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

     (1)  is the net result of:

          (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

          (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

          (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

     (2)  is the net result of:

          (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

          (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

     (3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I
                              Financial Statements
                           December 31, 2003 and 2002

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Sentry Life Insurance Company of New York
 and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2003, by correspondence with the investment advisors, provide a reasonable basis for our opinion.

s/PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 13, 2004

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003


Assets:

Investments at value:

Janus Aspen Series:
 Aspen Growth Portfolio, 1,235 shares (cost $25,693)               $   23,743
 Aspen Mid Cap Growth Portfolio, 17,653 shares (cost $946,381)        377,771
 Aspen Worldwide Growth Portfolio, 42 shares (cost  $916)               1,090
 Aspen Balanced Portfolio, 276 shares (cost $5,853)                     6,337

T. Rowe Price Fixed Income Series, Inc.:
 Prime Reserve Portfolio, 67,433 shares (cost $67,433)                 67,433
 Limited Term Bond Portfolio, 21,971 shares (cost $109,940)           111,831

T. Rowe Price Equity Series, Inc.:
 Equity Income Portfolio, 5,746 shares (cost $105,435)                116,018
 Personal Strategy Balanced Portfolio, 19,545 shares (cost $295,984)  315,254
 Mid-Cap Growth Portfolio, 431 shares (cost $6,746)                     8,571

Vanguard Variable Insurance Fund:
 Balanced Portfolio, 172 shares (cost $2,448)                           2,957
 Equity Index Portfolio, 120 shares (cost $2,487)                       3,200
 Small Company Growth Portfolio, 771 shares (cost $10,810)             13,034
 Mid-Cap Index Portfolio, 190 shares (cost $2,462)                      2,597
 REIT Index Portfolio, 261 shares (cost $3,345)                         4,203
                                                                        -----
Net Assets                                                        $ 1,054,039
                                                                  ===========
The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS

                                                                 For the Years ended December 31,

                                                 Janus Aspen            Janus Aspen               Janus Aspen
                                                    Growth              Mid Cap Growth           Worldwide Growth

                                               2003       2002        2003         2002            2003     2002
Investment Income:
 Dividends                                 $    20     $      -      $      -    $       -        $   9      $ 50
Expenses:
 Mortality and expense risk charges            212          331        3,955         4,638            9        97
Net investment income (loss)                  (192)        (331)      (3,955)       (4,638)           -       (47)
Realized gains (losses) on investments:
 Realized net investment gain (loss)           (62)     (11,557)    (207,300)     (243,757)          (1)   (6,715)
 Capital gain distributions received             -            -            -             -            -         -
 Realized gain (loss) on investments and
  capital gain distributions, net              (62)     (11,557)    (207,300)     (243,757)          (1)   (6,715)
Unrealized appreciation (depreciation), net  5,732        1,607      320,704        86,543          191     3,658
                                             -----        -----      -------        ------          ---     -----
Net increase (decrease) in net assets
 from operations                           $ 5,478    $ (10,281)    $109,449     $(161,852)      $  190   $(3,104)
                                           =======    =========     ========     =========       ======   =======




         For the Years ended December 31,

         Janus Aspen       Janus Aspen
         Balanced Capital Appreciation

         2003     2002     2003     2002

Investment Income:

 Dividends                                $    149      $   406      $       -    $     43

Expenses:

 Mortality and expense risk charges             76          169              -         111

Net investment income (loss)                    73          237              -         (68)

Realized gains (losses) on investments:

 Realized net investment gain (loss)          (472)      (1,194)             -       (9,109)

 Capital gain distributions received             -            -              -            -

 Realized gain (loss) on investments and
  capital gain distributions, net             (472)      (1,194)             -      (9,109)

Unrealized appreciation (depreciation), net  1,094         (572)             -       7,402
                                             -----         ----                      -----

Net increase (decrease) in net assets
 from operations                          $    695      $(1,529)      $      -    $ (1,775)
                                          ========      =======       =======     ========

                                                       For the Years ended December 31,

                                              T. Rowe Price       T. Rowe Price       T. Rowe Price
                                              Prime Reserve     Limited Term Bond      Equity Income

                                              2003      2002     2003       2002      2003        2002

Investment Income:
 Dividends                                    $ 511    $1,114   $ 4,872    $6,304   $ 1,576      $  1,131
Expenses:
 Mortality and expense risk charges             772       810     1,327     1,374       931           670
Net investment income (loss)                   (261)      304     3,545     4,930       645           461
Realized gains (losses) on investments:
 Realized net investment gain (loss)              -         -     3,593       445    (1,691)       (4,689)
 Capital gain distributions received              -         -       218         -          -           38
 Realized gain (loss) on investments and
  capital gain distributions, net                 -         -     3,811       445    (1,691)       (4,651)
Unrealized appreciation (depreciation), net       -         -    (3,027)      453    22,162       (12,572)
                                               ----       ---     -----     -----       ---           ---
Net increase (decrease) in net assets
 from operations                              $(261)   $  304   $ 4,329    $5,828   $21,116      $(16,762)
                                              =====    ======   =======    ======   =======      ========

                                               For the Years ended December 31,

                                              T. Rowe Price    T. Rowe Price
                                                  Personal
                                             Strategy Balanced  Mid-Cap Growth*

                                              2003      2002       2003    2002
Investment Income:
 Dividends                                 $  6,222    $ 7,404   $    -    $    -
Expenses:
 Mortality and expense risk charges           2,954     3,067        56        13
Net investment income (loss)                  3,268     4,337       (56)      (13)
Realized gains (losses) on investments:
 Realized net investment gain (loss)         (7,048)   (9,412)       12        (1)
 Capital gain distributions received            194         -         -         -
 Realized gain (loss) on investments and
  capital gain distributions, net            (6,854)   (9,412)       12        (1)
Unrealized appreciation (depreciation), net  63,606   (20,640)    1,692       133
                                             ------   -------     -----       ---
Net increase (decrease) in net assets
 from operations                          $  60,020  $(25,715)  $ 1,648    $  119
                                          =========  ========   =======    ======

                                                            For the Years ended December 31,

                                                  Vanguard           Vanguard           Vanguard
                                                  Balanced*        Equity Index*   Small Company Growth*

                                                2003      2002     2003      2002     2003         2002
Investment Income:
 Dividends                                 $     79   $     -    $   39    $    -   $     -        $    -
Expenses:
 Mortality and expense risk charges              27         -        29         -        69             -
Net investment income (loss)                     52         -        10         -       (69)            -
Realized gains (losses) on investments:
 Realized net investment gain (loss)              2         -         4         -        19             -
 Capital gain distributions received              -         -        80         -         -             -
 Realized gain (loss) on investments and
  capital gain distributions, net                 2         -        84         -        19             -
Unrealized appreciation (depreciation), net     509         -       712         -     2,224             -
                                                ---                 ---               -----
Net increase (decrease) in net assets
 from operations                            $   563   $     -    $  806    $    -   $ 2,174        $    -
                                            =======   ======     ======    =====    =======        =====


                                           For the Years ended December 31,

                                            Vanguard            Vanguard
                                          Mid-Cap Index*       REIT Index*

                                           2003     2002      2003      2002
Investment Income:
 Dividends                             $   -      $   -      $   137    $   -
Expenses:
 Mortality and expense risk charges        4          -           39        3
Net investment income (loss)              (4)         -           98       (3)
Realized gains (losses) on
  investments:
 Realized net investment gain (loss)       -          -            4       (1)
 Capital gain distributions received       -          -          106        -
 Realized gain (loss) on investments and
  capital gain distributions, net          -          -          110       (1)
Unrealized appreciation (depreciation),
  net                                    135          -          885      (27)
Net increase (decrease) in net assets
 from operations                      $  131     $    -     $  1,093   $  (31)


*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Years ended December 31,

                                                   Janus Aspen             Janus Aspen               Janus Aspen
                                                      Growth              Mid Cap Growth           Worldwide Growth
                                                   2003     2002          2003        2002          2003       2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                  $   (192)   $   (331)   $  (3,955)   $  (4,638)    $    -    $    (47)
Realized gains (losses) on investments             (62)    (11,557)    (207,300)    (243,757)        (1)     (6,715)
Unrealized appreciation (depreciation), net      5,732       1,607      320,704       86,543        191       3,658
Net increase (decrease) in net assets
from operations                                  5,478     (10,281)     109,449     (161,852)       190      (3,104)
Contract transactions:
Purchase payments                                  589         686            -        2,710        293       2,002
Transfers between subaccounts, net                   -      (1,048)           -      (78,457)         -      (2,191)
Withdrawals                                          -     (10,798)     (92,856)     (39,438)         -      (7,857)
Contract maintenance fees                          (19)        (39)        (734)        (911)       (10)        (51)
Surrender charges                                    -          (7)        (132)        (394)         -        (113)
Net increase (decrease) in net assets
derived from contract transactions                 570     (11,206)     (93,722)    (116,490)       283      (8,210)
                                                   ---     -------      -------     --------        ---      ------
Total increase (decrease) in net assets          6,048     (21,487)      15,727     (278,342)       473     (11,314)
Net assets at beginning of year                 17,695      39,182      362,044      640,386        617      11,931
                                                ------      ------      -------      -------        ---      ------
Net assets at end of year                     $ 23,743    $ 17,695    $ 377,771    $ 362,044    $ 1,090    $    617
                                              ========    ========    =========    =========    =======    ========

                                                   For the Years ended December 31,

                                                  Janus Aspen           Janus Aspen
                                                    Balanced        Capital Appreciation

                                                  2003      2002      2003     2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                  $     73    $    237    $ -    $    (68)
Realized gains (losses) on investments            (472)     (1,194)     -      (9,109)
Unrealized appreciation (depreciation), net      1,094        (572)     -       7,402
Net increase (decrease) in net assets
from operations                                    695      (1,529)     -      (1,775)
Contract transactions:
Purchase payments                                    -       1,931      -           -
Transfers between subaccounts, net                   -      20,692      -           -
Withdrawals                                     (5,008)    (13,792)     -     (10,878)
Contract maintenance fees (62)                      (6)        (53)     -          (9)
Surrender charges                                   (8)       (123)     -           -
Net increase (decrease) in net assets
derived from contract transactions              (5,078)      8,655      -     (10,887)
                                                ------       -----            -------
Total increase (decrease) in net assets         (4,383)      7,126      -     (12,662)
Net assets at beginning of year                 10,720       3,594      -      12,662
                                                ------       -----             ------
Net assets at end of year                     $  6,337    $ 10,720    $ -    $      -
                                              ========    ========    ==     =======

                                                                 For the Years ended December 31,

                                                   T. Rowe Price           T. Rowe Price             T. Rowe Price
                                                   Prime Reserve          Limited Term Bond          Equity Income

                                                  2003        2002        2003        2002           2003       2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                  $   (261)   $    304    $   3,545    $   4,930    $     645    $    461
Realized gains (losses) on investments               -           -        3,811          445       (1,691)     (4,651)
Unrealized appreciation (depreciation), net          -           -       (3,027)         453       22,162     (12,572)
Net increase (decrease) in net assets
from operations                                   (261)        304        4,329        5,828       21,116     (16,762)
Contract transactions:
Purchase payments                                6,760       6,865        2,976        2,452        4,824       2,546
Transfers between subaccounts, net                   -           -      (40,217)      43,560       35,285      43,269
Withdrawals                                    (18,760)          -      (12,709)      (5,400)      (6,877)     (3,416)
Contract maintenance fees                         (115)       (130)        (220)        (206)        (103)        (80)
Surrender charges                                  (18)          -          (10)         (22)         (11)         (9)
Net increase (decrease) in net assets
derived from contract transactions             (12,133)      6,735      (50,180)      40,384       33,118      42,310
Total increase (decrease) in net assets        (12,394)      7,039      (45,851)      46,212       54,234      25,548
                                               -------       -----      -------       ------       ------      ------
Net assets at beginning of year                 79,827      72,788      157,682      111,470       61,784      36,236
                                                ------      ------      -------      -------       ------      ------
Net assets at end of year                     $ 67,433    $ 79,827    $ 111,831    $ 157,682    $ 116,018    $ 61,784
                                              ========    ========    =========    =========    =========    ========

                                                   For the Years ended December 31,

                                                T. Rowe Price             T. Rowe Price
                                            Personal Strategy Balanced    Mid-Cap Growth*

                                                  2003         2002       2003       2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                  $   3,268    $   4,337    $   (56)   $   (13)
Realized gains (losses) on investments           (6,854)      (9,412)        12         (1)
Unrealized appreciation (depreciation), net      63,606      (20,640)     1,692        133
Net increase (decrease) in net assets
from operations                                  60,020      (25,715)     1,648        119
Contract transactions:
Purchase payments                                15,973       15,448      3,936      2,869
Transfers between subaccounts, net                    -      (26,600)         -          -
Withdrawals                                     (28,438)     (43,291)         -          -
Contract maintenance fees                          (496)        (512)        (1)         -
Surrender charges                                   (32)        (512)         -          -
Net increase (decrease) in net assets
derived from contract transactions              (12,993)     (55,467)     3,935      2,869
Total increase (decrease) in net assets          47,027      (81,182)     5,583      2,988
Net assets at beginning of year                 268,227      349,409      2,988          -
Net assets at end of year                     $ 315,254    $ 268,227    $ 8,571    $ 2,988

                                                       For the Years ended December 31,

                                                   Vanguard          Vanguard           Vanguard
                                                   Balanced*       Equity Index*   Small Company Growth*

                                                 2003     2002    2003     2002       2003       2002
Increase (decrease) in net assets
  from operations:
Net investment income (loss)                  $   52    $   -   $   10   $     -   $    (69)    $   -
Realized gains (losses) on investments             2        -       84         -         19         -
Unrealized appreciation (depreciation), net      509        -       12         -      2,224         -
Net increase (decrease) in net assets
from operations                                  563        -      806         -      2,174         -
Contract transactions:
Purchase payments                              2,394        -    2,394         -      8,394         -
Transfers between subaccounts, net                 -        -        -         -      2,466         -
Withdrawals                                        -        -        -         -          -         -
Contract maintenance fees                          -        -        -         -          -         -
Surrender charges                                  -                 -         -          -         -
Net increase (decrease) in net assets
derived from contract transactions             2,394        -    2,394         -     10,860         -
Total increase (decrease) in net assets        2,957        -    3,200         -     13,034         -
Net assets at beginning of year                    -        -        -         -          -         -
Net assets at end of year                     $2,957   $    -   $3,200     $   -   $ 13,034    $    -
                                              ======   =====    ======     ====    ========    =====

                                             For the Years ended December 31,

                                                Vanguard           Vanguard
                                             Mid-Cap Index*       REIT Index*

                                              2003     2002      2003     2002

Increase (decrease) in net assets
  from operations:
Net investment income (loss)               $    (4)   $  -   $    98    $  (3)
Realized gains (losses) on investments           -       -       110       (1)
Unrealized appreciation (depreciation), net    135       -       885      (27)
Net increase (decrease) in net assets
from operations                                131       -     1,093      (31)
Contract transactions:
Purchase payments                                -       -     2,394        -
Transfers between subaccounts, net           2,466       -         -      775
Withdrawals                                      -       -         -        -
Contract maintenance fees                        -       -       (10)     (18)
Surrender charges                                -       -         -        -
Net increase (decrease) in net assets
derived from contract transactions           2,466       -     2,384      757
Total increase (decrease) in net assets      2,597       -     3,477      726
Net assets at beginning of year                  -       -       726        -
Net assets at end of year                  $ 2,597    $  -   $ 4,203    $ 726

*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
Notes to Financial Statements
December 31, 2003 and 2002


1. Organization

The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. Initial purchases were made in two of the additional portfolios during 2002. Initial purchases were made in 2003 in four of the additional portfolios, as follows:

         Vanguard Variable Insurance Fund
          Balanced Portfolio
          Equity Index Portfolio
          Small Company Growth Portfolio
          Mid-Cap Index Portfolio

During 2003, Janus Aspen Aggressive Growth Portfolio was re-named to Janus Aspen Mid Cap Growth Portfolio.

The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

Valuation of Investments

Investments in shares of the Funds are valued at each Fund's offering and redemption price.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

In 2003, purchases and proceeds on sales of the Funds' shares were as follows:
Proceeds Purchases on Sales

Janus Aspen Growth Portfolio                         $   608   $    231
Janus Aspen Mid Cap Growth Portfolio                   5,703    103,376
Janus Aspen Capital Appreciation Portfolio                 -          -
Janus Aspen Worldwide Growth Portfolio                   303         19
Janus Aspen Balanced Portfolio                           150      5,155
T. Rowe Price Prime Reserve Portfolio                  7,271     19,664
T. Rowe Price Limited Term Bond Portfolio              8,067     54,484
T. Rowe Price Equity Income Portfolio                 41,686      7,924
T. Rowe Price Personal Strategy Balanced Portfolio    33,322     42,854
T. Rowe Price Mid-Cap Growth Portfolio                 3,936         57
Vanguard Balanced Portfolio                            2,473         27
Vanguard Equity Index Portfolio                        2,512         29
Vanguard Small Company Growth Portfolio               10,860         69
Vanguard Mid-Cap Index Portfolio                       2,466          4
Vanguard REIT Index Portfolio                          2,637         48
                                                       -----         --

                                       Total       $ 121,994  $ 233,941
                                                   =========  =========


In 2002, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                Proceeds
                                                   Purchases    on Sales

Janus Aspen Growth Portfolio                         $   686   $ 12,605
Janus Aspen Aggressive Growth Portfolio                3,500    125,601
Janus Aspen Capital Appreciation Portfolio                43     11,176
Janus Aspen Worldwide Growth Portfolio                 2,052     10,432
Janus Aspen Balanced Portfolio                        23,028     14,152
T. Rowe Price Prime Reserve Portfolio                  7,978      1,468
T. Rowe Price Limited Term Bond Portfolio             53,934      8,677
T. Rowe Price Equity Income Portfolio                 86,283     43,648
T. Rowe Price Personal Strategy Balanced Portfolio    37,995     88,160
T. Rowe Price Mid-Cap Growth Portfolio                 2,869         13
Vanguard REIT Index Portfolio                            775         21
                                                         ---         --
                                    Total          $ 219,143  $ 315,953
                                                   =========  =========

4. Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The Company has elected to pass through to the Variable Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2003 were as follows
                                                                        Net
                                                    Units    Units    Increase
                                                    Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio                           122       4      118
Janus Aspen Mid Cap Growth Portfolio                   177   3,361   (3,184)
Janus Aspen Worldwide Growth Portfolio                  62       2       60
Janus Aspen Balanced Portfolio                           -     606     (606)
T. Rowe Price Prime Reserve Portfolio                  337     942     (605)
T. Row Price Limited Term Bond Portfolio                96   1,717   (1,621)
T. Rowe Price Equity Income Portfolio                3,948     726    3,222
T. Rowe Price Personal Strategy Balanced Portfolio     967   1,450     (483)
T. Rowe Price Mid-Cap Growth Portfolio                 412       -      412
Vanguard Balanced Portfolio                            273       -      273
Vanguard Equity Index Portfolio                        310       -      310
Vanguard Small Company Growth Portfolio              1,223       -    1,223
Vanguard Mid-Cap Index Portfolio                       247       -      247
Vanguard REIT Index Portfolio                          258       -      258


The changes in units outstanding for the year ended December 31, 2002 were as follows:
                                                                        Net
                                                    Units    Units    Increase
                                                    Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio                           133    2,593    (2,460)
Janus Aspen Aggressive Growth Portfolio                122    3,909    (3,787)
Janus Aspen Capital Appreciation Portfolio               -    2,072    (2,072)
Janus Aspen Worldwide Growth Portfolio                 366    2,170    (1,804)
Janus Aspen Balanced Portfolio                       2,524    1,646       878
T. Rowe Price Prime Reserve Portfolio                  342        6       336
T. Row Price Limited Term Bond Portfolio             1,607      246     1,361
T. Rowe Price Equity Income Portfolio                7,322    4,201     3,121
T. Rowe Price Personal Strategy Balanced Portfolio   1,114    2,997    (1,883)
T. Rowe Price Mid-Cap Growth Portfolio                 376        -       376
Vanguard REIT Index Portfolio                           79        2        77

6. Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                        Expenses
                                                                       as a % of  Income
                                                 Net Assets              Average  as a % of
                                                       Unit                Net      Net     Total
Portfolio                                  Units       Value    (000's)   Assets*  Assets  Return

Janus Aspen Growth                         4,151   $    5.72     $ 24      1.20%    0.10%   30.19%
Janus Aspen Mid Cap Growth 11,313                      33.39      378      1.20     -       33.53
Janus Aspen Worldwide Growth                 196        5.56        1      1.20     1.11    22.52
Janus Aspen Balanced                         667        9.51        6      1.20     2.12    12.69
T. Rowe Price Prime Reserve                3,373       19.99       67      1.20     0.71    (0.54)
T. Rowe Price Limited Term Bond            3,564       31.38      112      1.20     3.85     3.01
T. Rowe Price Equity Income                9,516       12.19      116      1.20     1.77    24.02
T. Rowe Price Personal Strategy Balanced   9,504       33.17      315      1.20     2.20    23.33
T. Rowe Price Mid-Cap Growth                 788       10.88        9      1.20     -       36.78
Vanguard Balanced 273                                  10.84        3      1.20     3.52    18.82
Vanguard Equity Index                        310       10.32        3      1.20     1.64    26.74
Vanguard Small Company Growth              1,223       10.65       13      1.20     -       39.20
Vanguard Mid-Cap Index                       247       10.52        3      1.20     -       32.27
Vanguard REIT Index                          335       12.55        4      1.20     4.27    33.68

*Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                             Expenses
                                                             as a % of   Income
                                         Net Assets          Average    as a % of
                                               Unit            Net        Net        Total
Portfolio                            Units     Value (000's)  Assets*    Assets      Return
Janus Aspen Growth                  4,033   $    4.39  $ 18      1.20%      -%       (27.29)%
Janus Aspen Aggressive Growth      14,497       24.97   362      1.20       -        (28.69)
Janus Aspen Capital Appreciation        -        -        -      1.20     .41        (16.56)
Janus Aspen Worldwide Growth          136        4.53     1      1.20     .54        (26.29)
Janus Aspen Balanced                1,273        8.42    11      1.20    2.45         (7.42)
T. Rowe Price Prime Reserve         3,978       20.07    80      1.20    1.45           .41
T. Rowe Price Limited Term Bond     5,185       30.41   158      1.20    4.80          4.31
T. Rowe Price Equity Income         6,294        9.82    62      1.20    1.71        (14.03)
T. Rowe Price Personal Strategy
Balanced                            9,987       26.86   268      1.20    2.55         (8.77)
T. Rowe Price Mid-Cap Growth          376        7.95     3      1.20       -***     (20.54)**
Vanguard REIT Index                    77        9.37     1      1.20       -***      (6.26)**

*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

**For the period May 1, 2002 through December 31, 2002.

***Annualized.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                      Expenses
                                                                      as a % of  Income
                                                  Net Assets           Average  as a % of
                                                      Unit               Net      Net      Total
Portfolio                                  Units      Value    (000's)  Assets*   Assets   Return

Janus Aspen Growth                          6,493   $    6.03    $ 39      1.20%    .08%  (25.73)%
Janus Aspen Aggressive Growth              18,284       35.02     640      1.20       -   (40.22)
Janus Aspen Capital Appreciation            2,072        6.11      13      1.20    1.27   (22.72)
Janus Aspen Worldwide Growth                1,940        6.15      12      1.20     .54   (23.46)
Janus Aspen Balanced                          395        9.10       4      1.20    2.01    (5.94)
T. Rowe Price Prime Reserve                 3,642       19.99      73      1.20    4.00     2.68
T. Rowe Price Limited Term Bond             3,824       29.15     111      1.20    5.57     7.07
T. Rowe Price Equity Income                 3,173       11.42      36      1.20    1.39     0.08
T. Rowe Price Personal Strategy Balanced   11,870       29.44     349      1.20    2.90    (3.73)

*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

7. Concentrations of Ownership
         At December 31, 2003 significant concentrations of ownership were as follows:
                                               Number of
                                                Contract   Percentage
                                                 Owners      Owned

Janus Aspen Growth Portfolio                         1      93.5
Janus Aspen Mid Cap Growth Portfolio                 2      62.8
Janus Aspen Worldwide Growth Portfolio               2     100.0
Janus Aspen Balanced Portfolio                       3      99.6
T. Rowe Price Prime Reserve Portfolio                3      97.3
T. Rowe Price Limited Term Bond Portfolio            3      74.6
T. Rowe Price Equity Income Portfolio                3      91.8
T. Rowe Price Personal Strategy Balanced Portfolio   3      42.8
T. Rowe Price Mid-Cap Growth Portfolio               1     100.0
Vanguard Balanced Portfolio                          1     100.0
Vanguard Equity Index Portfolio                      1     100.0
Vanguard Small Company Growth Portfolio              3     100.0
Vanguard Mid-Cap Index Portfolio                     1     100.0
Vanguard REIT Index Portfolio                        2     100.0

At December 31, 2002 significant concentrations of ownership were as follows:

                                               Number of
                                                Contract  Percentage
                                                 Owners   Owned

Janus Aspen Growth Portfolio                         1     96.3
Janus Aspen Aggressive Growth Portfolio              2     50.0
Janus Aspen Worldwide Growth Portfolio               2    100.0
Janus Aspen Balanced Portfolio                       4     93.8
T. Rowe Price Prime Reserve Portfolio                4     97.7
T. Rowe Price Limited Term Bond Portfolio            4     72.4
T. Rowe Price Equity Income Portfolio                2     77.0
T. Rowe Price Personal Strategy Balanced Portfolio   2     30.5
T. Rowe Price Mid-Cap Growth Portfolio               1    100.0
Vanguard REIT Index Portfolio                        1    100.0

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
            Report on Audits of Statutory-Basis Financial Statements
                 For the Years Ended December 31, 2003 and 2002

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Sentry Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company of New York (the "Company") as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Our audit was conducted for the purpose of forming an opinion on the basic statutory-basis financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2003, and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in the audit of the basic statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the board of directors and the management of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.


/PricewaterhouseCoopers LLP


February 18, 2004

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Statutory-Basis Balance Sheets
December 31, 2003 and 2002

Assets                                  2003         2002

Investments:
Bonds                               $26,903,898   $31,574,977
Policy loans                          1,513,072     1,599,326
Cash and short-term investments         271,322       351,763

Total investments                    28,688,292    33,526,066

Accrued investment income               501,749       601,300

Premiums deferred and uncollected        66,613       162,489

Other assets                             40,898        67,266

Assets held in separate accounts     13,489,520     9,617,131
                                     ----------     ---------


         Total admitted assets     $ 42,787,072  $ 43,974,252
                                   ============  ============


The accompanying notes are an integral part of these statutory-basis financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Statutory-Basis Balance Sheets (continued)
December 31, 2003 and 2002

Liabilities       2003     2002


Future policy benefits:
Life                                       $14,250,905   $14,408,236
Accident and health                            128,913       140,902
Annuity                                      7,175,466     8,592,817
Policy and contract claims
Life                                           340,137       220,338
Accident and health                             55,214        58,413
Other policyholder funds                            12            49
Accounts payable and other liabilities         546,670       366,105
Current federal income taxes payable           267,618       366,272
Interest maintenance reserve                         -        41,690
Liabilities related to separate accounts    13,489,520     9,616,330
                                            ----------     ---------

Total liabilities                           36,254,455    33,811,152
                                            ==========    ==========

Capital Stock and Surplus

Capital stock, $20 par value;
         Authorized, issued, and outstanding
         50,000 shares in 2003 and 2002             1,000,000     1,000,000
Paid-in surplus                                     3,500,000     3,500,000
Earned surplus:
  Appropriated                                         58,249        62,787
  Unappropriated                                    1,974,368     5,600,313

     Total capital stock and surplus                6,532,617    10,163,100
                                                    ---------    ----------

     Total liabilities, capital stock and surplus $42,787,072   $43,974,252
                                                  ===========   ===========

The accompanying notes are an integral part of these statutory-basis financial statements.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                         Statutory-Basis Statements of
           Operations For the years ended December 31, 2003 and 2002

                                                    2003            2002
Revenues
Premiums and annuity considerations             $ 5,251,526    $  9,481,158
Net investment income                             2,246,105       2,364,008
Other income                                        206,933         197,066


Total revenues                                    7,704,564      12,042,232


Benefits and expenses
Policyholder benefits and fund withdrawals        6,200,583       5,704,930
Increase (decrease) in future policy benefits
and other reserves                               (1,586,455)      1,563,817
Commissions                                          98,851         171,462
Other expenses                                      912,638         815,536
Transfers to separate accounts, net               1,244,358       2,494,379


Total benefits and expenses                       6,869,975      10,750,124

Income before federal income tax expense and
net realized losses on investments                  834,589       1,292,108

Federal income tax expense, less tax on net
realized losses and transfers to the IMR            267,000         421,919


Income before net realized losses on
investments                                         567,589         870,189

Net realized losses on investments                  (48,395)       (345,881)
                                                    -------        --------
Net income                                      $   519,194    $    524,308
                                                ===========    ============

The accompanying notes are an integral part of these statutory-basis financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
          Statutory-Basis Statements of Changes in Capital and Surplus
                 For the years ended December 31, 2003 and 2002

                           2003     2002


Capital stock, beginning and end of year          $ 1,000,000    $ 1,000,000

Paid-in surplus, beginning and end of year          3,500,000      3,500,000

Earned surplus:
Appropriated:
Balance at beginning of year                           62,787         80,811
Transfer to unappropriated earned surplus              (4,538)       (18,024)

Balance at end of year                                 58,249         62,787

Earned surplus, unappropriated:
Balance at beginning of year                        5,600,313      5,993,737
Net income                                            519,194        524,308
Change in net deferred income tax                      72,337        (44,362)
Change in nonadmitted assets                          (78,375)        42,280
Change in liability for reinsurance in
unauthorized companies                               (136,917)             -
Change in asset valuation reserve                      (6,722)             -
Transfer from appropriated earned surplus               4,538         18,024
Dividend to stockholder                            (4,000,000)      (950,000)
Cumulative effect of changes in
  accounting principles                                     -         16,326

Balance at end of year                              1,974,368      5,600,313


            Total capital stock and surplus       $ 6,532,617   $ 10,163,100

The accompanying notes are an integral part of these statutory-basis financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK Statutory-Basis Statements of Cash Flows For the years ended December 31, 2003 and 2002

                                                   2003            2002
Operating Activities

Premiums and annuity considerations            $ 5,347,185       $ 9,581,181
Investment income received (excluding
  realized gains and losses and net of
   investment expenses)                          2,259,592         2,276,482
Other income received                              207,734           205,953
Benefit and loss related payments               (6,076,132)       (5,860,484)
Commissions, expenses paid, and aggregate
write-ins for deductions                        (1,050,142)         (941,517)
Net transfers to separate accounts              (1,244,358)       (2,494,379)
Dividends to policyholders paid                        (48)              (24)
Federal income taxes paid                         (365,654)         (745,198)

Net cash from operating activities                (921,823)        2,022,014

Investing Activities
Proceeds from bond sold, matured or repaid       6,780,625         3,643,355
Cost of bonds acquired                          (2,118,111)       (4,909,627)
Net decrease in policy loans                        86,254            21,851

Net cash from investing activities               4,748,768        (1,244,421)

Financing Activities
Net deposits on deposit type contracts and
other insurance liabilities                              -              (624)
Dividends to stockholders                       (4,000,000)         (950,000)
Other cash provided (applied)                       92,614          (215,668)

Net cash from financing and miscellaneous
activities                                      (3,907,386)       (1,166,292)

Decrease in cash and short-term investments        (80,441)


Cash and short-term investments:

Beginning of year                                  351,763           740,462

End of year                                    $   271,322       $   351,763

The accompanying notes are an integral part of these statutory-basis financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                 Notes to Statutory-Basis Financial Statements

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Sentry Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Sentry Life Insurance Company (SLIC), which is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes individual life insurance and annuities, group life, health, and pension products in New York primarily through independent agents.

The Company maintains its accounts in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. The Company is required to prepare its statutory-basis financial statements in accordance with the National Association of Insurance Commissioners (NAIC's) Accounting Practices and Procedures Manual (APPM), subject to any deviations prescribed or permitted by the Superintendent of the State of New York.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant Accounting Policies

A. Investment Securities

Investment securities are valued in accordance with the requirements of the NAIC as follows: bonds which qualify for amortization are stated at amortized cost using the interest method, and bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under accounting principles generally accepted in the United States of America (GAAP), bonds would be classified as either trading, available for sale or held-to-maturity. The carrying value for those securities classified as held-to-maturity would be amortized cost under GAAP. All other debt securities would be carried at market value under GAAP, with unrealized gains and losses on securities in the trading and available for sale categories recognized in net income and directly to surplus, respectively. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximate market value.

Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investments net of any related deferred taxes. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

Realized investment gains and losses also include valuation adjustments for impairment of bonds and other invested assets with a decline in value that management considers to be other than temporary. In determining whether impairments are other than temporary, the Company takes into consideration the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value and the credit quality of the issuer of fixed income securities. When it is determined that an investment is other than temporarily impaired, the Companies write the carrying value down to the fair value and recognize a realized loss. Such impairments result in the establishment of a new cost basis for these assets. Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment income earned on the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

B. Nonadmitted Assets

For statutory accounting purposes, certain assets are designated as "nonadmitted" (principally deferred tax assets) and have been excluded from the balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

Nonadmitted assets totaled $307,879 and $234,047 at December 31, 2003 and 2002, respectively.

C. Policy Benefits

Liabilities for life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of New York. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years. Future policy benefits for life policies and contracts were primarily determined using the Superintendent's reserve valuation method with interest rates ranging from 3% to 6.75%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Superintendent's annuity reserve valuation method with interest rates ranging from 4% and 12%. Reserves calculated using the Superintendent's method are subject to cash surrender values.

Reserves for deposit contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future payments when such payments are guaranteed.

Under GAAP, traditional life reserves would be computed using mortality, withdrawal, interest rate and expense assumptions that are based on Company experience, including a provision for adverse deviation. Reserves for universal life-type and investment contracts would generally be based on the contract account value.

D. Interest Maintenance Reserve (IMR)

Realized capital gains and losses on the Company's fixed income investments attributable to interest rate changes are deferred in the Interest Maintenance Reserve (IMR) net of tax. The IMR adjusts the impact of realized gains and losses on policyholders' surplus by deferring realized gains and losses and amortizing them into investment income over the approximate remaining lives of the investments sold. For GAAP purposes, there is no such reserve.

E.       Asset Valuation Reserve (AVR)

The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. An AVR is not allowed for GAAP purposes.

F. Revenue and Expense Recognition

Premiums for traditional life insurance policies and limited payment contracts are taken into income when due. Amounts collected on policies that do not subject the Company to any risks arising from policyholder mortality or morbidity (deposit contracts), such as supplementary contracts without life contingencies, are recorded as increases to policyholder account balances. Revenue for these policies consists of net investment income and policy charges. Under GAAP, revenue on contracts without significant mortality or longevity risk (investment contracts) would be accounted for similar to deposit contracts.

The Company utilizes the data processing services of the Sentry Group, utilizes SIAMCO's direct writing sales force for a portion of its production and purchases various other insurance services under a management service contract with SIAMCO. The Company incurred expenses of $611,577 and $427,889 for 2003 and 2002, respectively, for these services.

G. Acquisition Costs

Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods or expected life of the contract.

H. Federal Income Tax

The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement approved by the Company's Board of Directors.

Beginning January 1, 2001, the Company adopted Statement of Statutory Accounting Principles No. 10 - Income Taxes (SSAP No.10). This standard requires the Company to account for deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement basis of assets and liabilities. Prior to 2002, New York did not allow deferred tax assets in excess of deferred tax liabilities to be admitted. For 2002, New York Assembly Bill 11821 allowed deferred tax assets to be admitted subject to the limitations of SSAP No. 10. Changes in net deferred tax assets and liabilities are recorded directly to surplus under statutory accounting. The admissibility of net deferred tax assets recorded are subject to various limitations set forth in the APPM. GAAP accounting requires these changes to be recorded through the income statement.

I. Separate Accounts

The Company issues group annuity contracts which include the option of placing deposits received in connection with these contracts in separate accounts. The Company also issues variable annuity contracts which require deposits to be placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. Separate account assets, consisting primarily of mutual funds, are reported at market value and include the Company's interest in the separate accounts (seed money). Liabilities relating to contractholders are generally recorded at amounts equal to assets, but a contra-liability is recorded to adjust separate account liabilities to amounts computed using applicable statutory reserving tables. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statements of operations. Investment income and realized and unrealized capital gains and losses of the separate account assets accrue directly to contractholders and, therefore, are not included in the Company's statement of operations.

Transfers as reported in the Summary of Operations of the Separate Accounts Statement

Transfers to separate accounts                                $ 4,009,660
Transfers from separate accounts                               (2,763,233)

Net transfers to separate accounts                              1,246,427

Reconciling adjustments:
 Reinvested risk fees                                                (519)
 Contract fees                                                     (1,981)
 Other                                                                430

  Total Adjustments                                                (2,070)

Transfers as reported in the Statutory-Basis
 Statement of Operations                                      $ 1,244,358

J. Reinsurance

Reinsurance premiums, commission expense reimbursement and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying Statutory-Basis Statements of Operations.

2.Investments

The carrying value and estimated market value of bonds are as follows:

                                                Gross      Gross     Estimated
                                  Carrying   Unrealized  Unrealized    Market
December 31, 2003                  Value        Gains      Losses      Value

US Government                  $ 2,211,585   $  161,297   $ 1,461   $ 2,371,421
Special revenue and special
assessment obligations           4,013,212      294,035         -     4,307,247
Public utilities                 8,527,243      777,120    16,090     9,288,273
Industrial and miscellaneous    12,151,858    1,638,464    58,773    13,731,549
                                ----------    ---------    ------    ----------

Total                          $26,903,898   $2,870,916   $76,324   $29,698,490
                               ===========   ==========   =======   ===========


                                                Gross       Gross     Estimated
                                 Carrying     Unrealized  Unrealized    Market
December 31, 2002                  Value        Gains      Losses       Value

US Government                  $ 3,395,945   $  249,206      $   -   $ 3,645,151
Special revenue and special
assessment obligations           3,990,672      402,927          -     4,393,599
Public utilities                 9,840,026      884,209      8,953    10,715,282
Industrial and miscellaneous    14,348,334    1,567,276    200,069    15,715,542

Total                          $31,574,977   $3,103,618   $209,022   $34,469,574

Carrying value and estimated market value of bonds at December 31, 2003, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                        Estimated
                                           Carrying       Market
December 31, 2003                            Value        Value

Due in one year or less                 $   494,407   $   513,000
Due after one year through five years     7,971,565     8,859,836
Due after five years through 10 years     4,025,876     4,701,042
Due after 10 years                        9,414,877    10,233,289

Subtotal                                 21,906,725    24,307,167
Mortgage-backed securities                4,997,173     5,391,323

Total                                   $26,903,898   $29,698,490

There are no securities purchased prior to January 1, 1994, where historical cash flows are not available. Prepayment assumptions for single class and multi-class mortgage-asset-backed securities were obtained from Hub Data. The Company used Hub Data and A.G. Edwards data pricing services in determining the market values for its loan-backed securities. The Company has no negative yield situations requiring a change from the retrospective to prospective methodology.

Gross gains and losses realized from the sales of bonds are as follows:


December 31                     2003         2002

Bond sales:
Proceeds                   $1,863,020   $2,355,009
Gross gains                    23,509      131,982
Gross losses                  136,635      175,989
Other bond dispositions:
Proceeds                    4,917,605    1,288,346
Gross gains                   139,693       21,594
Gross losses                   17,833        1,176

At December 31, 2003 and 2002, investments carried at $249,039 and $249,737, respectively, were on deposit with the State of New York as required by law.


3.      Appropriated Earned Surplus

         At December 31, 2003 and 2002, appropriated earned surplus includes variable annuity and special reserves, as required by the Insurance Department of the State of New York, totaling $3,099 and $2,994, respectively.

4.    Net Investment Income and Net Realized and Realized Gains (Losses)

         Sources of net investment income for 2003 and 2002 are as follows:

Years ended December 31        2003        2002

Interest:
Bonds                     $2,129,722   $2,233,790
Short-term investments         6,182       29,800
Other investments             91,732       96,575
Amortization of IMR           51,907       27,120

Gross investment income    2,279,543    2,387,285
Investment expense            33,438       23,277

Net investment income     $2,246,105   $2,364,008
                          ==========   ==========

The components of net realized gains (losses), which are reflected in the accompanying statutory-basis financial statements, are as follows:

                                             Realized
December 31                              2003        2002

Bonds                                $ (42,719)   $(316,993)
Capital gains tax                            -       26,919

Pre-IMR capital losses, net of tax     (42,719)    (290,074)
Capital losses transferred into
the IRM, net of taxes                   (5,676)     (55,807)
                                        ------      -------

                                     $ (48,395)   $(345,881)
                                     =========    =========


The following table shows for bonds the fair value and excess carrying value over fair value, aggregated by investment category and length of time that individual securities have been in a continuous position where carrying value exceeds fair value at December 31, 2003.

         Less than 12 months        12 months or moreTotal

                                 Excess            Excess           Excess
                                Carrying          Carrying           Carrying
                                Value Over        Value Over         Value Over
                         Fair      Fair     Fair    Fair      Fair      Fair
December 31, 2003        Value     Value    Value   Value     Value     Value

US Governments       $  247,578   $ 1,461   $ -    $  -   $  247,578   $ 1,461
Public utilities        483,910    16,090     -       -      483,910    16,090
Industrial and
miscellaneous           700,598    58,773     -       -      700,598    58,773

Total temporarily
impaired securities  $1,432,086   $76,324   $ -   $   -   $1,432,086   $76,324

5. Income Taxes

The provision for incurred federal income taxes reported in the statement of operations consists of the following:

Years ended December 31                         2003      2002

Federal income tax expense/(benefit)
on operations                                $216,763   $ 421,919
Federal income tax expense/(benefit)
on capital gains/(losses)                           -     (26,919)
Utilization of capital loss carry-forwards     50,237           -

Federal income taxes incurred                $267,000   $ 395,000

The provision for total income taxes is different from that which would be obtained by applying the statutory federal income tax rate to pre-tax book income, which includes operations and realized gains and losses. The significant items causing this difference are as follows:

Year ended December 31                            2003        Effective Rate

Current federal income tax expense/(benefit)
computed at statutory rate                     $ 275,168            35.0%

Other prior year adjustments                     (57,817)           (7.4)%

IMR and other                                    (16,035)           (2.0)%

Net impact of prior year
provision to return difference                    (6,653)           (0.8)%

Total                                          $ 194,663            24.8%
                                               =========            ====


Federal income taxes incurred                  $ 267,000            34.0%
Change in deferred income taxes                  (72,337)           (9.2)%

Total federal income tax expense/(benefit)     $ 194,663            24.8%
                                               =========            ====

The Company records federal deferred income tax assets and liabilities which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities.

         Deferred tax assets for 2003 and 2002 are presented below:

December 31                           2003        2002       Change

Policy reserves                   $ 240,824    $ 270,400    $(29,576)
Other investment related            143,746       46,096      97,650
Deferred acquisition costs           87,624       99,606     (11,982)
Other                                57,213       23,881      33,332

Gross deferred tax assets         $ 529,407    $ 439,983    $ 89,424
Deferred tax assets nonadmitted    (307,878)    (234,046)    (73,832)

Admitted deferred tax assets      $ 221,529    $ 205,937    $ 15,592

Deferred tax liabilities for 2003 and 2002 are presented below:

December 31                          2003      2002      Change

Unrealized capital gains          $102,770   $102,770     $    -
Other investment related            94,880     77,793     17,087
Accruals and deferred expenses      11,667     11,667          -

Gross deferred tax liabilities    $209,317   $192,230   $ 17,087

Net admitted deferred tax asset   $ 12,212   $ 13,707   $ (1,495)

The components of the net deferred tax asset recognized in the Company's assets, liabilities and surplus are as follows:

December 31                              2003        2002       Change

Total of gross deferred tax assets   $ 529,407    $ 439,983    $ 89,424
Total of deferred tax liabilities     (209,317)    (192,230)    (17,087)

Net deferred tax asset               $ 320,090    $ 247,753    $ 72,337
Deferred tax asset nonadmitted        (307,878)    (234,046)    (73,832)

Net admitted deferred tax asset      $  12,212    $  13,707    $ (1,495)


The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory-Basis Statements of Operations and Changes in Capital and Surplus):

December 31                                 2003       2002     Change

Gross deferred tax assets                 $529,407   $439,983   $89,424
Gross deferred tax liabilities             209,317    192,230    17,087

Net deferred tax asset                    $320,090   $247,753   $72,337
Tax effect of unrealized gains (losses)    102,770    102,770         -

Change in net deferred income tax         $422,860   $350,523   $72,337

At December 31, 2003, the Company had no operating loss carry-forwards.
At December 31, 2003, the Company has capital loss carry-forwards of $220,444, which expire in 2007.

The Company incurred federal income taxes of $266,519, $369,691 and $720,202 for the years 2003, 2002 and 2001, respectively. These amounts will be available for recoupment in the event of future net losses.

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders" surplus account. The amounts included in this account are added to taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders" surplus account. The aggregate accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $978,080 and $275,633, respectively, at December 31, 2003. A deferred tax liability was not recognized on the $978,080 although this amount could become taxable in the extent that future shareholder dividends are paid from this account.

The federal income tax returns of the Company and the consolidated group have been examined through 1999. SIAMCO and the Internal Revenue Service have resolved all issues relating to 1999 and prior years. In the opinion of management, future tax assessments related to prior years are not expected to have a material adverse impact on the financial statements.

The following entities participate in the consolidated federal income tax return allocation agreement and the filing of a consolidated federal income tax return:


Dairyland Insurance Company                Sentry Insurance a Mutual Company
Middlesex Insurance Company                Sentry Insurance Agency, Inc.
Patriot General Insurance Company          Sentry Insurance Holding Company
Parker Stevens Agency, Inc.                Sentry Investment Management, Inc.
Parker Stevens Agency of Massachusetts, Inc.     Sentry Life Insurance Company
Parker Stevens Agency of Texas, Inc.  Sentry Life Insurance Company of New York
Sentry Aviation Services, Inc.             Sentry Select Insurance Company
Sentry Casualty Company                    Sentry Services, Inc.
Sentry Equity Services, Inc.               WAULECO, Inc.

The method of allocation between the Company and SIAMCO is subject to a written agreement approved by the Company's Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Inter-company tax balances are settled within 90 days of the end of the year. A final settlement is made within 90 days after filing the federal income tax returns.


6. Disclosures About Fair Values of Financial Instruments

Statutory accounting principles define fair values of financial instruments as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The fair values presented below may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the statutory disclosure requirements. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. For cash and short-term investments and accrued investment income, the carrying amount approximates fair value. Policy loans are an integral part of the underlying insurance contract, and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5% to 8%.

The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments for which it is practicable to estimate that value:


Bonds

Estimated fair value is generally based on market values published by the NAIC's Securities Valuation Office (SVO). If a market value from the SVO is not available, fair value is based on quoted prices provided by independent pricing services or is estimated by management based on quoted market prices of comparable securities.

Separate Accounts

The fair value of assets held in separate accounts and the related liabilities are based on quoted market prices; separate account liabilities relate to fair value of assets and reflect current settlement values.

The estimated fair values of the Company's significant financial instruments are as follows:

                                            Statement     Estimated
December 31, 2003                             Value      Fair Value

Assets:
Bonds                                      $26,903,898   $29,698,490
Assets held in separate accounts            13,489,520    13,489,520
Liabilities:
Aggregate reserves for annuity contracts     7,175,466     6,961,313
Liabilities related to separate accounts    13,489,520    13,489,520

                                            Statement     Estimated
December 31, 2002                              Value      Fair Value

Assets:
Bonds                                      $31,574,977   $34,469,574
Assets held in separate accounts             9,617,131     9,617,131
Liabilities:
Aggregate reserves for annuity contracts     8,592,817     8,416,465
Liabilities related to separate accounts     9,616,330     9,616,330

7. Reinsurance

The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $50,000 and all group medical claims in excess of $1,000,000 are ceded to reinsurers. The total premiums, benefits and commissions ceded were $288,085, $338,000 and $11,387 in 2003 and $412,185, $108,732 and $6,682 in 2002,
respectively. Total premiums, benefits and commissions ceded to SLIC were $226,031, $311,917 and $3,305 in 2003 and $259,089, $69,550 and $3,581 in 2002.

The Company ceded insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. Liabilities for future life policy benefits are stated net of deductions for reinsurance of $87,365 and $81,816 at December 31, 2003 and 2002, respectively.

8. Commitments and Contingencies

In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments will not have a material adverse effect on the financial statements.

9. Dividend Restrictions

The amount of dividends which can be paid to shareholders of insurance companies domiciled in New York is not limited to a proportion of profit from non-participating business; however, approval of the insurance department is required if the distribution exceeds 10% of prior year surplus or 100% of prior year operating income (excluding realized gains). The Company made dividend payments to SLIC of $4,000,000 and $950,000 in 2003 and 2002, respectively.

10. Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

Life and annuity reserves and deposits of approximately $20,238,000 and $17,728,000 in 2003 and 2002 respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 97% and 96%, respectively, carry surrender charges.

11. Liability for Accident and Health Benefits

Activity in the liability for accident and health benefits and claims adjustment expenses are summarized as follows:

                                          2003        2002

Balance January 1                     $ 164,484    $ 463,959

Incurred related to:
EECurrent year                          345,869      374,380
EEPrior years                           (28,109)    (278,876)

Total incurred                          317,760       95,504

Paid related to:
EECurrent year                          285,732      316,273
EEPrior years                            44,712       78,706

Total paid                              330,444      394,979

Balance at December 31                  151,800      164,484
Reserves not subject to development      32,327       34,831

Total accident and health reserves    $ 184,127    $ 199,315

12. Pension and 401(k) Plans and Other Postretirement Benefits

The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all employees. The benefits are based on years of service, the average of the three highest of the last 15 years of an employee's compensation, and primary social security benefits as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was assigned pension expense by SIAMCO of approximately $1,600 in 2003 and $1,500 in 2002.

The Company participates with SIAMCO and certain other affiliated companies in a qualified 401(k) Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least 1% but no more than 16% of base compensation. Highly compensated employees may contribute a maximum of 10% on a pretax basis. For non-highly compensated employees, the entire 16% may be contributed on a pretax basis. The Company matches up to 25% of employee contributions up to the first 6% of base salary deposited by an employee. The Company was assigned $6,800 by SIAMCO for 401(k) Plan benefits in 2003 and $1,500 in 2002.

In addition to the above-mentioned benefits, the Company, with SIAMCO and certain other affiliated companies, participates in a plan that provides certain health care, dental and life insurance benefits for retired employees and their covered dependents. The retiree health care benefits assigned to the Company by SIAMCO were $16,000 for 2003 and $14,000 for 2002.

13. Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon the death of an insured and returns any portion of the final premium for coverage beyond the end of the policy month of death. Surrender values are not promised in excess of legally computed reserves.

For insurance on substandard lives the gross premium of the true age and an extra premium to provide for the additional risk are charged. For universal life policies the reserve equals the unearned extra premium. For other policies the reserve equals 3/4 of the sum of the reserve reported at the end of the previous year and the extra annual premium in force at the end of the current year.

As of December 31, 2003, the Company has $10.9 million of insurance in force for which the gross premiums are less than the net premiums according to the valuation standard set by the State of New York.

Tabular interest is determined by formula as described in the instructions to the NAIC's annual statement except for universal life plans and the retirement deposit accounts where basic policy data is used. Tabular reserves less actual reserves released and tabular cost are determined by formula as described in the Instructions.

Tabular interest on funds not involving life contingencies is determined by using actual interest earned during the year.

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 24  (a) Financial Statements and Exhibits

     Financial Statements of Sentry Variable Account I

      Included in Part A:

       Condensed Financial Information

      Included in Part B:

       Report of Independent Auditors

       Statement of Assets and Liabilities, December 31, 2003

       Statements of Operations for the years or periods ended December 31, 2003 and 2002

       Statements of Changes in Net Assets for the years or periods ended
          December 31, 2003 and 2002

       Notes to Financial Statements


     Financial Statements of Sentry Life Insurance Company of New York

       Included in Part B:

         Report of Independent Auditors

         Statutory-Basis Balance Sheets, December 31, 2003 and 2002

         Statutory-Basis Statements of Operations for the years ended
          December 31, 2003 and 2002

         Statutory-Basis Statements of Changes in Capital Stock and
          Surplus for the years ended December 31, 2003 and 2002

         Statutory-Basis Statements of Cash Flows for the years ended
          December 31, 2003 and 2002

         Notes to Statutory-Basis Financial Statements

ITEM 24(b) Exhibits

(1) Resolutions of the Board of Directors of Sentry Life Insurance Company of New York*

(2)      Not Applicable

(3)(i)   Principal Underwriter Agreement*

(3)(ii)  Registered Representatives Agreement*

(3)(iii) General Agent Agreement*

(4)(i)   Individual Flexible Purchase Payment Deferred Variable Annuity
         Contract*

(4)(ii)  Contract Amendment pursuant to Tax Reform Act of 1984*

(5)      Application Form**

(6)(i)   Articles of Incorporation of Sentry Life Insurance Company of New York*

(6)(ii)  Bylaws*

(7)      Not Applicable

(8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe
         Price International Series, Inc.***

(8)(ii)  Fund Participation Agreement with Janus Aspen Series***

(8)(iii) Fund Participation Agreement with Vanguard Variable Insurance Fund****

(9)      Opinion and Consent of Counsel

(10)     Consent of Independent Accountants

(11)     Not Applicable

(12)     Agreement Governing Contribution to Sentry Variable Account I*

(13)     Sample of Calculation of Performance Information*****


*        Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5), (6)(i),
         (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.

** Exhibit (5) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about April 28, 2001.

*** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 20 to Form N-4 filed electronically on or about January 7, 2001.

**** Exhibit (8)(iii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 23 to Form N-4 filed electronically on or about April 30, 2002.

***** Exhibit (13) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 24 to Form N-4 filed electronically on or about April 30, 2003.

ITEM 25  Directors and Officers of the Depositor

The following persons are the officers and directors of Sentry Life Insurance Company of New York. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                          Positions and Offices
 Name                      With Depositor

 Dale R. Schuh             Chairman of the Board and Director
 Paul A. Doxsee            President, Chief Operating Officer and Director
 Anthony Campagna, Jr.     Vice President
 William M. O'Reilly       Director and Secretary
 William J. Lohr           Director and Treasurer
 Steven R. Boehlke         Director
 Wallace D. Taylor         Director
 John D. Marshall          Director
 Dennis R. Cabrey          Director
 Larry R. Leatherman       Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a New York corporation, is a wholly-owned subsidiary of Sentry Life Insurance Company, a Wisconsin corporation.

2. Sentry Life Insurance Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

3. The following companies are also wholly-owned subsidiaries of Sentry
   Insurance:

   (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
   (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
   (c) Sentry Fund, Inc., a Maryland corporation;
   (d) Parker Stevens Agency, LLC, a Wisconsin limited liability company;
   (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
   (f) Sentry Investment Management, Inc., a Delaware corporation;
   (g) Sentry Equity Services, Inc., a Delaware corporation;
   (h) Sentry Services, Inc., a Wisconsin corporation;
   (i) Sentry Aviation Services, Inc., a Wisconsin corporation; and
   (j) WAULECO, Inc., a Wisconsin corporation.
   (k) Sentry Holding Company, Inc.

4. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

5. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

6. Sentry Select Insurance Company and Sentry Casualty Company, Wisconsin corporations; and Parker Stevens Agency of Texas, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 2004, there were 45 qualified contract owners and 9 non-qualified contract owners.

ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company of New York, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.



         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

 (a)      Sentry Equity Services, Inc., the Principal
          Underwriter for the Contracts, also acts as Principal
          Underwriter for:

          Sentry Variable Account II
          Sentry Variable Life Account I
          Sentry Fund, Inc.

 (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:
                                    Positions and Offices
          Name                      With Underwriter

          Dale R. Schuh          Director and Chairman of the Board
          Wallace D. Taylor      President
          John B. Clifford       Vice President
          William M. O'Reilly    Director and Secretary
          William J. Lohr        Director and Treasurer

 (c)

  Name of      Net Underwriting
 Principal        Discounts &    Compensation On  Brokerage
Underwriter       Commissions     Redemption     Commissions     Compensation

Sentry Equity
Services, Inc.       $74,588         $ 0.00        $0.00         $380,743


ITEM 30  Location of Accounts and Records

  As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company of New York maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

   Not Applicable.

ITEM 32  Undertakings

   (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   (d) Sentry Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
   Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, this 27th day of April, 2004.


                  Sentry Variable Account I
                  Registrant

                  By: Sentry Life Insurance Company of New York



                  By: s/Paul A. Doxsee
                      Paul A. Doxsee, President and Chief Operating Officer




                  Sentry Life Insurance Company of New York
                  Depositor



                  By: s/Paul A. Doxsee
                      Paul A. Doxsee, President and Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.




s/Dale R. Schuh                                            April 27, 2004
Dale R. Schuh, Chairman of the Board and Director



s/Paul A. Doxsee                                           April 27, 2004
Paul A. Doxsee, President, Chief Operating
Officer and Director



s/Anthony Campagna, Jr.                                    April 27, 2004
Anthony Campagna, Jr., Vice President



s/William M. O'Reilly                                      April 27, 2004
William M. O'Reilly, Secretary and Director


/Willaim J. Lohr                                            April 27, 2004
William J. Lohr, Treasurer and Director



s/Steven R. Boehlke                                        April 27, 2004
Steven R. Boehlke, Director



s/Dennis R. Cabrey                                         April 27, 2004
Dennis R. Cabrey, Director



s/Larry R. Leatherman                                      April 27, 2004
Larry R. Leatherman, Director



s/John D. Marshall                                         April 27, 2004
John D. Marshall, Director



s/Wallace D. Taylor                                        April 27, 2004
Wallace D. Taylor, Director